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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7736

Janus Aspen Series

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 3/31/14

Item 1. Schedule of Investments.

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.6%
$ 1,092,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 1,117,259
351,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	362,212
1,280,000	Aventura Mall Trust 2013-AVM 3.7427%, 12/5/20 (144A)	1,189,496
336,782	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	337,607
600,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2050%, 8/15/26 (144A),‡	600,808
222,781	COMM 2006-FL12 Mortgage Trust 0.4950%, 12/15/20 (144A),‡	220,007
419,750	COMM 2006-FL12 Mortgage Trust 0.5350%, 12/15/20 (144A),‡	410,325
419,755	COMM 2006-FL12 Mortgage Trust 0.7250%, 12/15/20 (144A),‡	401,935
236,000	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49	251,336
476,000	COMM 2013-FL3 Mortgage Trust 2.8738%, 10/13/28 (144A),‡	480,896
2,077,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	2,281,929
277,915	Credit Suisse Mortgage Capital Certificates 0.5550%, 9/15/21 (144A),‡	274,827
400,000	Credit Suisse Mortgage Capital Certificates 0.4050%, 10/15/21 (144A),‡	394,324
540,000	Credit Suisse Mortgage Capital Certificates 0.4550%, 10/15/21 (144A),‡	529,637
1,269,361	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	1,089,280
1,041,000	GS Mortgage Securities Corp. II 3.4350%, 12/10/27 (144A),‡	919,928
1,993,000	GS Mortgage Securities Corp. II 2.7570%, 11/8/29 (144A),‡	2,020,757
1,198,000	GS Mortgage Securities Corp. II 3.7544%, 11/8/29 (144A),‡	1,216,443
422,000	GS Mortgage Securities Corp. Trust 2013-NYC5 3.6490%, 1/10/18 (144A),‡	420,712
889,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	904,349
636,904	JPMorgan Chase Commercial Mortgage Securities Corp. 3.9050%, 8/15/29 (144A),‡	644,220
730,000	JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1450%, 4/15/30 (144A),‡	730,143
292,000	JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.8950%, 4/15/30 (144A),‡	292,057
351,000	JPMorgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6550%, 12/15/28 (144A),‡	351,535
252,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	267,771
418,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	422,567
446,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	460,389
1,746,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	1,889,928
425,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	465,964
390,000	WFCM 2014-TISH SCH1 2.9043%, 1/15/27	390,000
188,000	WFCM 2014-TISH WTS1 2.4043%, 2/15/17	188,000
188,000	WFCM 2014-TISH WTS2 3.6543%, 2/15/27	188,000

Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $21,674,444)	21,714,641
Bank Loans and Mezzanine Loans — 0.4%

Basic Industry — 0.1%
887,645	FMG Resources August 2006 Pty, Ltd. 4.2500%, 6/28/19‡	894,045
Communications — 0.1%
1,303,000	Tribune Co. 4.0000%, 12/27/20‡	1,301,697
Consumer Cyclical — 0.1%
1,403,820	MGM Resorts International 3.5000%, 12/20/19‡	1,399,876
Consumer Non-Cyclical — 0.1%
309,000	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	311,376
1,333,000	IMS Health, Inc. 3.7500%, 3/17/21‡	1,329,907
696,057	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	695,535

2,336,818
Total Bank Loans and Mezzanine Loans (cost $5,910,247)	5,932,436
Common Stock — 56.4%

Aerospace & Defense — 3.5%
235,859	Boeing Co.	29,597,946
130,821	Honeywell International, Inc.	12,134,956
26,511	Precision Castparts Corp.	6,700,920
		48,433,822
Airlines — 0.3%
104,002	United Continental Holdings, Inc.*	4,641,609
Automobiles — 0.5%
183,824	General Motors Co.	6,327,222
Beverages — 0.5%
206,267	Diageo PLC†	6,398,568
Biotechnology — 0.2%
50,465	Endo International PLC*	3,464,422
Capital Markets — 2.0%
771,213	Blackstone Group L.P.	25,642,832
40,824	Greenhill & Co., Inc.	2,122,032
		27,764,864
Chemicals — 4.0%
412,056	EI du Pont de Nemours & Co.	27,648,958
307,059	LyondellBasell Industries NV - Class A	27,309,827
		54,958,785
Commercial Banks — 3.5%
248,832	CIT Group, Inc.	12,197,744
200,373	JPMorgan Chase & Co.	12,164,645
551,158	U.S. Bancorp	23,622,632
		47,985,021
Communications Equipment — 0.5%
107,037	Motorola Solutions, Inc.	6,881,409
Consumer Finance — 0.4%
60,119	American Express Co.	5,412,514
Diversified Telecommunication Services — 0.7%
216,431	CenturyLink, Inc.	7,107,594
52,071	Verizon Communications, Inc.	2,477,017
		9,584,611
Electronic Equipment, Instruments & Components — 1.9%
42,163	Amphenol Corp. - Class A	3,864,239
382,484	TE Connectivity, Ltd. (U.S. Shares)	23,029,362
		26,893,601
Energy Equipment & Services — 0.2%
75,085	Noble Corp. PLC	2,458,283
Food Products — 1.0%
66,080	Hershey Co.	6,898,752
176,229	Unilever PLC†	7,523,044
		14,421,796
Health Care Equipment & Supplies — 0.7%
257,165	Abbott Laboratories	9,903,424
Health Care Providers & Services — 3.4%
298,235	Aetna, Inc.	22,358,678
131,480	AmerisourceBergen Corp.	8,623,773
210,549	Express Scripts Holding Co.*	15,810,125
		46,792,576
Hotels, Restaurants & Leisure — 1.7%
234,609	Las Vegas Sands Corp.	18,951,715
103,345	Six Flags Entertainment Corp.	4,149,302
		23,101,017
Household Durables — 0.2%
61,211	Garmin, Ltd.	3,382,520
Industrial Conglomerates — 0.6%
63,767	3M Co.	8,650,631
Information Technology Services — 1.7%
51,623	Automatic Data Processing, Inc.	3,988,393
259,031	MasterCard, Inc. - Class A	19,349,616
		23,338,009
Insurance — 0.6%
419,027	Prudential PLC†	8,860,111
Internet & Catalog Retail — 0.9%
10,346	priceline.com, Inc.*	12,331,294
Internet Software & Services — 1.0%
12,932	Google, Inc. - Class A*	14,412,843
Leisure Products — 1.3%
465,773	Mattel, Inc.	18,682,155
Machinery — 0.3%
51,932	Dover Corp.	4,245,441
Media — 3.6%
505,045	CBS Corp. - Class B	31,211,781
60,288	Time Warner Cable, Inc.	8,270,308
124,942	Viacom, Inc. - Class B	10,618,820
		50,100,909
Oil, Gas & Consumable Fuels — 2.9%
169,854	Chevron Corp.	20,197,339
291,230	Enterprise Products Partners L.P.	20,199,713
		40,397,052
Pharmaceuticals — 6.3%
362,589	AbbVie, Inc.	18,637,074
136,789	Allergan, Inc.	16,975,515
182,216	Bristol-Myers Squibb Co.	9,466,121
155,168	Johnson & Johnson	15,242,153
226,883	Mylan, Inc.*	11,078,697
81,036	Shire PLC (ADR)†	12,036,277
150,370	Zoetis, Inc.	4,351,708
		87,787,545
Professional Services — 0.2%
24,815	Towers Watson & Co. - Class A	2,830,151
Real Estate Investment Trusts (REITs) — 1.1%
6,399,631	Colony American Homes Holdings III L.P. - Private Placement*,§	6,783,609
144,145	Ventas, Inc.	8,730,862
		15,514,471
Road & Rail — 2.0%
54,287	Canadian Pacific Railway, Ltd. (U.S. Shares)	8,166,394
107,432	Union Pacific Corp.	20,160,689
		28,327,083
Software — 2.4%
87,730	Intuit, Inc.	6,819,253
388,380	Microsoft Corp.	15,919,696
257,857	Oracle Corp.	10,548,930
		33,287,879
Specialty Retail — 0.8%
8,665	AutoZone, Inc.*	4,653,972
80,248	Home Depot, Inc.	6,350,024
		11,003,996
Technology Hardware, Storage & Peripherals — 1.6%
40,387	Apple, Inc.	21,677,318
Textiles, Apparel & Luxury Goods — 1.7%
310,627	NIKE, Inc. - Class B	22,942,910
Tobacco — 2.2%
257,237	Altria Group, Inc.	9,628,381
251,832	Philip Morris International, Inc.†	20,617,486

		30,245,867
Total Common Stock (cost $524,628,451)		783,441,729
Corporate Bonds — 18.6%
Asset-Backed Securities — 0.1%
$ 798,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	762,825
Banking — 2.6%
2,666,000	Abbey National Treasury Services PLC 4.0000%, 3/13/24†	2,688,976
1,618,000	American Express Co. 6.8000%, 9/1/66‡	1,772,843
792,000	American Express Credit Corp. 1.7500%, 6/12/15	802,986
2,789,000	American Express Credit Corp. 2.1250%, 3/18/19	2,777,716
319,000	Bank of America Corp. 4.5000%, 4/1/15	330,955
1,190,000	Bank of America Corp. 1.5000%, 10/9/15	1,200,549
1,373,000	Bank of America Corp. 3.6250%, 3/17/16	1,440,156
1,569,000	Bank of America Corp. 3.7500%, 7/12/16	1,659,228
1,202,000	Bank of America Corp. 8.0000%, 7/30/99‡	1,361,265
3,158,000	Citigroup, Inc. 5.0000%, 9/15/14	3,219,155
1,384,000	Citigroup, Inc. 5.9000%, 12/29/49	1,355,455
161,000	Citigroup, Inc. 5.3500%, 11/15/99‡	149,327
555,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	612,699
1,941,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	1,953,896
309,000	JPMorgan Chase & Co. 7.9000%, 10/30/99‡	349,170
714,000	Morgan Stanley 4.0000%, 7/24/15	743,003
1,485,000	Morgan Stanley 3.4500%, 11/2/15	1,541,663
502,000	Morgan Stanley 4.7500%, 3/22/17	547,847
3,068,000	Morgan Stanley 5.0000%, 11/24/25	3,156,727
352,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15†	359,466
2,083,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23†	2,162,194
1,047,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23†	1,072,079
1,290,000	Santander UK PLC 5.0000%, 11/7/23 (144A),†	1,327,148
1,496,000	SVB Financial Group 5.3750%, 9/15/20	1,660,181
1,862,000	Zions Bancorp 5.8000%, 12/15/99‡	1,736,315
		35,980,999
Basic Industry — 0.9%
799,000	Ashland, Inc. 3.8750%, 4/15/18	824,968
813,000	Ashland, Inc. 4.7500%, 8/15/22	797,756
1,085,000	Ashland, Inc. 6.8750%, 5/15/43	1,093,137
1,134,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	1,247,400
2,448,000	LyondellBasell Industries NV 5.0000%, 4/15/19	2,725,748
867,000	Mosaic Co. 4.2500%, 11/15/23	889,400
592,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	651,940
232,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	254,040
614,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	678,470
2,557,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	2,844,662
563,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	563,638
		12,571,159
Brokerage — 1.3%
1,917,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	2,123,077
864,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	860,805
1,154,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	1,315,560
627,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	659,134
399,000	Lazard Group LLC 6.8500%, 6/15/17	453,637
1,659,000	Lazard Group LLC 4.2500%, 11/14/20	1,718,794
2,158,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	2,265,900
1,456,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	1,550,640
1,963,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	2,080,046
3,687,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	4,004,189
696,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	798,067
		17,829,849
Capital Goods — 0.6%
850,000	CNH Capital LLC 3.6250%, 4/15/18	864,875
1,181,000	Exelis, Inc. 4.2500%, 10/1/16	1,245,636
533,000	Exelis, Inc. 5.5500%, 10/1/21	549,644
1,470,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,532,712
1,363,000	Hanson, Ltd. 6.1250%, 8/15/16†	1,497,596
1,275,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23 (144A)	1,301,793
265,000	Interface, Inc. 7.6250%, 12/1/18	282,225
882,000	TransDigm, Inc. 7.7500%, 12/15/18	945,945
254,000	Vulcan Materials Co. 7.0000%, 6/15/18	292,862
		8,513,288
Communications — 0.7%
801,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	811,233
1,210,000	Sprint Corp. 7.2500%, 9/15/21 (144A)	1,318,900
1,573,000	UBM PLC 5.7500%, 11/3/20 (144A),†	1,685,603
1,253,000	Verizon Communications, Inc. 3.6500%, 9/14/18	1,333,858
2,469,000	Verizon Communications, Inc. 5.1500%, 9/15/23	2,701,874
1,147,000	Verizon Communications, Inc. 6.4000%, 9/15/33	1,361,772
		9,213,240
Consumer Cyclical — 2.4%
2,304,000	Brinker International, Inc. 3.8750%, 5/15/23	2,145,704
291,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	308,460
1,127,000	DR Horton, Inc. 3.7500%, 3/1/19	1,129,817
4,368,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	5,025,974
3,867,000	General Motors Co. 3.5000%, 10/2/18 (144A)	3,939,506
8,205,000	General Motors Co. 4.8750%, 10/2/23 (144A)	8,410,125
1,729,000	General Motors Co. 6.2500%, 10/2/43 (144A)	1,871,642
594,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	599,198
1,962,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23	1,937,475
1,826,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	1,851,871
755,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	839,857
1,278,000	MDC Holdings, Inc. 5.5000%, 1/15/24	1,305,584
441,000	MGM Resorts International 6.6250%, 7/15/15	467,460
629,000	MGM Resorts International 7.5000%, 6/1/16	700,549
628,000	MGM Resorts International 8.6250%, 2/1/19	752,030
460,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	471,500
420,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	449,400
235,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	226,188
617,000	Viacom, Inc. 3.8750%, 4/1/24	615,485
734,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	706,475
		33,754,300
Consumer Non-Cyclical — 2.3%
939,000	AbbVie, Inc. 1.7500%, 11/6/17	941,967
933,000	Actavis, Inc. 1.8750%, 10/1/17	928,805
3,591,000	Forest Laboratories, Inc. 4.3750%, 2/1/19 (144A)	3,779,527
4,254,000	Forest Laboratories, Inc. 4.8750%, 2/15/21 (144A)	4,498,605
1,958,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	2,080,375
819,000	HCA, Inc. 3.7500%, 3/15/19	822,071
1,719,000	Life Technologies Corp. 6.0000%, 3/1/20	1,978,146
356,000	Life Technologies Corp. 5.0000%, 1/15/21	395,825
313,000	Perrigo Co. PLC 2.3000%, 11/8/18 (144A)	309,602
944,000	Perrigo Co. PLC 4.0000%, 11/15/23 (144A)	943,635
1,499,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A),†	1,497,041
948,000	Safeway, Inc. 4.7500%, 12/1/21	969,056
369,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	383,299
1,191,000	Tenet Healthcare Corp. 8.1250%, 4/1/22	1,330,943
362,000	Thermo Fisher Scientific, Inc. 2.4000%, 2/1/19	360,486
281,000	Thermo Fisher Scientific, Inc. 3.6000%, 8/15/21	286,200
300,000	Thermo Fisher Scientific, Inc. 3.1500%, 1/15/23	289,146
772,000	Thermo Fisher Scientific, Inc. 4.1500%, 2/1/24	794,258
220,000	Thermo Fisher Scientific, Inc. 5.3000%, 2/1/44	237,086
4,481,000	Tyson Foods, Inc. 6.6000%, 4/1/16	4,948,951
2,470,000	WM Wrigley Jr Co. 2.4000%, 10/21/18 (144A)	2,477,143
2,468,000	WM Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	2,491,634
		32,743,801
Electric — 0.2%
1,465,000	CMS Energy Corp. 4.2500%, 9/30/15	1,534,202
977,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	1,026,220
543,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	594,762
		3,155,184
Energy — 1.4%
4,018,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	4,228,945
2,072,000	Chesapeake Energy Corp. 5.7500%, 3/15/23	2,193,730
1,297,000	Cimarex Energy Co. 5.8750%, 5/1/22	1,407,245
157,000	Continental Resources, Inc. 7.1250%, 4/1/21	177,606
2,646,000	Continental Resources, Inc. 5.0000%, 9/15/22	2,778,300
1,238,000	Devon Energy Corp. 2.2500%, 12/15/18	1,231,328
1,093,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	1,240,172
2,705,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,887,252
159,000	Nabors Industries, Inc. 4.6250%, 9/15/21	164,264
1,152,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	1,252,800
1,661,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	1,756,508
		19,318,150
Finance Companies — 1.1%
3,152,000	CIT Group, Inc. 4.2500%, 8/15/17	3,301,720
443,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	495,606
3,418,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	3,682,895
897,000	CIT Group, Inc. 3.8750%, 2/19/19	906,815
2,388,000	CIT Group, Inc. 5.0000%, 8/1/23	2,441,730
592,000	GE Capital Trust I 6.3750%, 11/15/67‡	651,200
134,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	147,400
1,200,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	1,368,000
1,900,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	2,033,000
		15,028,366
Financial — 0.3%
1,663,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	1,625,098
2,946,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	2,925,231
		4,550,329
Industrial — 0.3%
529,000	CBRE Services, Inc. 6.6250%, 10/15/20	564,708
676,000	Cintas Corp. No. 2 2.8500%, 6/1/16	698,250
708,000	Cintas Corp. No. 2 4.3000%, 6/1/21	756,324
1,080,000	URS Corp. 3.8500%, 4/1/17	1,117,738
1,033,000	URS Corp. 5.0000%, 4/1/22	1,021,323
		4,158,343
Insurance — 0.6%
430,000	American International Group, Inc. 5.6000%, 10/18/16	476,077
682,000	American International Group, Inc. 6.2500%, 3/15/37	716,100
2,185,000	American International Group, Inc. 8.1750%, 5/15/58‡	2,870,544
1,026,000	ING U.S., Inc. 5.6500%, 5/15/53‡	1,019,844
2,514,000	Primerica, Inc. 4.7500%, 7/15/22	2,659,432
		7,741,997
Natural Gas — 0.9%
986,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	1,016,888
2,058,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	2,195,812
74,000	El Paso LLC 6.5000%, 9/15/20	81,199
268,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	306,750
770,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	815,348
761,000	Energy Transfer Partners L.P. 4.1500%, 10/1/20	785,325
641,000	EnLink Midstream Partners L.P. 4.4000%, 4/1/24	653,514
1,783,000	EnLink Midstream Partners L.P. 5.6000%, 4/1/44	1,882,632
285,000	Spectra Energy Partners L.P. 2.9500%, 9/25/18	290,529
1,468,000	Spectra Energy Partners L.P. 4.7500%, 3/15/24	1,546,845
2,938,000	Western Gas Partners L.P. 5.3750%, 6/1/21	3,221,235
		12,796,077
Real Estate Investment Trusts (REITs) — 0.8%
2,059,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	2,127,579
1,439,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	1,405,598
1,185,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	1,340,724
957,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	1,047,752
538,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	583,620
309,000	Retail Opportunity Investments Partnership L.P. 5.0000%, 12/15/23	320,431
471,000	Senior Housing Properties Trust 6.7500%, 4/15/20	532,434
520,000	Senior Housing Properties Trust 6.7500%, 12/15/21	586,991
1,143,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	1,238,145
2,205,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	2,622,021
		11,805,295
Technology — 1.6%
2,274,000	Amphenol Corp. 4.7500%, 11/15/14	2,330,841
928,000	Autodesk, Inc. 3.6000%, 12/15/22	886,137
973,000	Fiserv, Inc. 3.1250%, 10/1/15	1,002,418
1,474,000	National Semiconductor Corp. 6.6000%, 6/15/17	1,712,556
3,804,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	3,811,189
3,990,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	3,868,046
947,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	1,015,423
4,561,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	5,061,260
1,462,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	1,471,367
609,000	Xilinx, Inc. 2.1250%, 3/15/19	601,742
787,000	Xilinx, Inc. 3.0000%, 3/15/21	780,430
		22,541,409
Transportation — 0.5%
267,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	273,766
635,324	CSX Transportation, Inc. 8.3750%, 10/15/14	660,738
1,482,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,527,321
186,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	190,646
1,556,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	1,619,908
159,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	168,427
861,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	868,860
1,010,000	Southwest Airlines Co. 5.1250%, 3/1/17	1,107,563
		6,417,229

Total Corporate Bonds (cost $249,795,319)	258,881,840

Mortgage-Backed Securities — 5.8%
Fannie Mae:
323,707	5.5000%, 1/1/25	352,162
502,109	5.5000%, 7/1/25	546,089
689,790	5.0000%, 9/1/29	754,417
292,933	5.0000%, 1/1/30	320,491
199,186	5.5000%, 1/1/33	221,657
859,113	6.0000%, 10/1/35	965,630
979,227	6.0000%, 12/1/35	1,101,177
140,539	6.0000%, 2/1/37	158,669
841,152	6.0000%, 9/1/37	911,002
704,197	6.0000%, 10/1/38	810,348
265,973	7.0000%, 2/1/39	282,317
307,346	4.5000%, 10/1/40	329,136
1,970,943	5.0000%, 2/1/41	2,156,508
324,947	4.5000%, 4/1/41	348,636
579,969	4.5000%, 4/1/41	619,988
616,931	5.0000%, 4/1/41	674,497
622,661	4.5000%, 5/1/41	668,180
1,091,401	5.0000%, 5/1/41	1,199,492
5,491,307	5.5000%, 6/1/41	6,081,600
935,992	5.0000%, 7/1/41	1,025,094
796,480	4.5000%, 8/1/41	851,774
1,643,218	4.5000%, 1/1/42	1,757,619
2,802,204	4.5000%, 6/1/42	2,999,692
2,411,335	4.0000%, 9/1/42	2,488,771
1,154,204	4.5000%, 11/1/42	1,234,470
2,840,455	4.5000%, 2/1/43	3,028,794
4,098,763	4.5000%, 2/1/43	4,397,544
1,822,298	4.0000%, 5/1/43	1,880,726
1,012,087	4.0000%, 7/1/43	1,044,363
1,241,729	3.5000%, 1/1/44	1,250,129
2,785,843	3.5000%, 1/1/44	2,809,541
1,427,506	4.0000%, 2/1/44	1,473,751
Freddie Mac:
306,477	5.0000%, 1/1/19	325,008
195,594	5.0000%, 2/1/19	207,485
260,762	5.5000%, 8/1/19	279,903
312,559	5.0000%, 6/1/20	332,343
697,492	5.5000%, 12/1/28	779,283
550,604	5.5000%, 10/1/36	613,171
2,394,323	6.0000%, 4/1/40	2,708,430
766,731	4.5000%, 1/1/41	820,251
1,706,426	5.0000%, 5/1/41	1,874,509
830,242	5.5000%, 5/1/41	933,429
4,184,602	5.5000%, 9/1/41	4,608,474
Ginnie Mae:
740,616	5.1000%, 1/15/32	834,067
778,756	4.9000%, 10/15/34	857,318
494,603	6.0000%, 11/20/34	556,167
111,127	5.5000%, 9/15/35	126,416
575,791	5.5000%, 3/15/36	643,101
240,328	6.0000%, 1/20/39	272,324
646,371	5.5000%, 8/15/39	761,899
1,958,308	5.5000%, 8/15/39	2,244,154
537,896	5.0000%, 10/15/39	601,175
729,975	5.5000%, 10/15/39	823,187
854,075	5.0000%, 11/15/39	950,368
247,678	5.0000%, 1/15/40	276,540
201,741	5.0000%, 4/15/40	225,223
280,127	5.0000%, 5/15/40	307,676
246,769	5.0000%, 7/15/40	275,419
811,637	5.0000%, 7/15/40	906,274
895,848	5.0000%, 2/15/41	996,213
365,459	5.0000%, 5/15/41	409,814
232,959	4.5000%, 7/15/41	253,679
1,620,687	4.5000%, 8/15/41	1,785,065
193,410	5.0000%, 9/15/41	213,883
91,748	5.5000%, 9/20/41	101,401
1,101,569	4.5000%, 10/20/41	1,190,308
107,149	6.0000%, 10/20/41	121,454
284,095	6.0000%, 12/20/41	321,336
601,926	5.5000%, 1/20/42	666,558
298,246	6.0000%, 1/20/42	337,933
256,076	6.0000%, 2/20/42	290,429
189,464	6.0000%, 3/20/42	215,019
480,365	6.0000%, 4/20/42	544,520
355,896	3.5000%, 5/20/42	364,666
370,762	6.0000%, 5/20/42	420,384
1,144,986	5.5000%, 7/20/42	1,268,772
239,846	6.0000%, 7/20/42	271,518
253,778	6.0000%, 8/20/42	287,430
566,633	6.0000%, 9/20/42	641,823
258,828	6.0000%, 11/20/42	292,510
317,885	6.0000%, 2/20/43	360,418
Total Mortgage-Backed Securities (cost $80,401,259)		80,242,991
Preferred Stock — 0.7%
Capital Markets — 0.3%

7,150	Charles Schwab Corp., 6.0000%	177,678
56,050	Morgan Stanley, 6.8750%	1,452,816
60,780	Morgan Stanley, 7.1250%	1,612,493
34,375	State Street Corp., 5.9000%	889,969
		4,132,956
Commercial Banks — 0.2%
116,200	Wells Fargo & Co., 6.6250%	3,155,992
Construction & Engineering — 0.1%
23,000	Citigroup Capital XIII, 7.8750%	638,020
Consumer Finance — 0.1%
63,650	Discover Financial Services, 6.5000%	1,561,334
Total Preferred Stock (cost $9,084,040)		9,488,302
U.S. Treasury Notes/Bonds — 16.0%

$ 5,583,000	0.3750%, 3/15/15	5,595,216
11,955,000	0.2500%, 11/30/15	11,946,596
11,995,000	0.2500%, 12/31/15	11,979,071
8,421,000	0.3750%, 1/31/16	8,423,627
968,000	0.3750%, 2/15/16	967,962
46,891,000	0.2500%, 2/29/16	46,766,457
3,726,000	0.8750%, 1/31/17	3,730,658
313,000	0.8750%, 2/28/17	313,024
8,052,000	0.7500%, 6/30/17	7,976,513
727,000	0.7500%, 10/31/17	715,243
420,000	0.8750%, 1/31/18	413,175
1,667,000	0.7500%, 3/31/18	1,625,715
9,709,000	1.3750%, 7/31/18	9,651,348
10,442,000	1.5000%, 8/31/18	10,422,421
35,961,000	1.3750%, 9/30/18	35,637,926
5,193,000	1.2500%, 10/31/18	5,110,234
998,000	1.7500%, 5/15/23	924,553
6,182,000	2.5000%, 8/15/23	6,093,616
23,188,000	2.7500%, 11/15/23	23,293,065
2,781,000	2.7500%, 2/15/24	2,787,085
11,093,000	3.7500%, 11/15/43	11,484,716
16,701,000	3.6250%, 2/15/44	16,894,097
Total U.S. Treasury Notes/Bonds (cost $222,425,556)		222,752,318

Money Market — 0.5%
6,716,000	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $6,716,000)	6,716,000
Total Investments (total cost $1,120,635,316) – 100%		$1,389,170,257

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$1,317,146,524	94.8%
United Kingdom	47,108,103	3.4
Canada	8,166,394	0.6
Taiwan	3,868,046	0.3
South Korea	3,811,189	0.3
Australia	3,755,935	0.2
Netherlands	2,925,231	0.2
Germany	2,388,835	0.2
Total	$1,389,170,257	100.0%

††	Includes Cash Equivalents of 0.5%.

Schedule of Forward Currency Contracts, Open
March 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
British Pound 5/8/14	2,780,000	$ 4,632,686	$ (3,902)

HSBC Securities (USA), Inc.:
British Pound 5/15/14	2,980,000	4,965,726	(16,647)

JPMorgan Chase & Co.:
British Pound 4/24/14	2,930,000	4,883,153	13,912

RBC Capital Markets Corp.:
British Pound 4/10/14	2,875,000	4,792,009	(11,401)
Total		$ 19,273,574	$ (18,038)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

L.P.	Limited Partnership

LLC	Limited Liability Company

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2014 is indicated in the table below:

		Value as a % of Total
Portfolio	Value	Investments
Janus Aspen Balanced Portfolio	$83,770,652	6.0%

*	Non-income-producing security.

†	A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Balanced Portfolio	$ 59,388,602

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞ Rate shown is the 7-day yield as of March 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Balanced Portfolio
Colony American Homes Holdings III L.P. – Private Placement	1/30/13	$ 6,407,653	$ 6,783,609	0.5%
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	1,077,470	1,089,280	0.1
		$ 7,485,123	$ 7,872,889	0.6%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2014. The issuer incurs all registration costs.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Aspen Balanced Portfolio
Janus Cash Liquidity Fund LLC	10,478,159	162,532,385	(166,294,544)	6,716,000	$ -	$ 2,778	$ 6,716,000

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$21,714,641	$—

Bank Loans and Mezzanine Loans	—	5,932,436	—

Common Stock
Real Estate Investment Trusts (REITs)	8,730,862	—	6,783,609
All Other	767,927,258	—	—

Corporate Bonds	—	258,881,840	—

Mortgage-Backed Securities	—	80,242,991	—

Preferred Stock	—	9,488,302	—

U.S. Treasury Notes/Bonds	—	222,752,318	—

Money Market	—	6,716,000	—

Total Investments in Securities	$776,658,120	$605,728,528	$6,783,609

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$13,912	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$31,950	$—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Common Stock — 95.3%

Aerospace & Defense — 3.7%
118,804	HEICO Corp. - Class A	$ 5,157,281
42,243	Precision Castparts Corp.	10,677,341
52,449	TransDigm Group, Inc.	9,713,555
		25,548,177
Air Freight & Logistics — 2.3%
135,294	CH Robinson Worldwide, Inc.	7,088,053
227,666	Expeditors International of Washington, Inc.	9,022,403
		16,110,456
Airlines — 1.6%
186,797	Ryanair Holdings PLC (ADR)†	10,985,532

Biotechnology — 4.1%
78,340	Celgene Corp.*	10,936,264
48,574	Endo International PLC*	3,334,605
115,345	Incyte Corp., Ltd.*	6,173,264
82,745	Medivation, Inc.*	5,326,296
85,973	NPS Pharmaceuticals, Inc.*	2,573,172
		28,343,601
Capital Markets — 2.6%
249,996	LPL Financial Holdings, Inc.	13,134,790
63,838	T Rowe Price Group, Inc.	5,257,059
		18,391,849
Chemicals — 1.3%
249,420	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)†	9,033,992

Commercial Services & Supplies — 1.6%
208,915	Edenred†,#	6,554,224
197,076	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)†,#	4,755,444
		11,309,668
Communications Equipment — 1.0%
103,820	Motorola Solutions, Inc.	6,674,588
Containers & Packaging — 0.6%
81,066	Ball Corp.	4,443,227
Diversified Financial Services — 1.9%
311,413	MSCI, Inc.*	13,396,987

Electrical Equipment — 4.4%
76,108	AMETEK, Inc.	3,918,801
45,537	Roper Industries, Inc.	6,079,645
475,407	Sensata Technologies Holding NV*	20,271,354
		30,269,800
Electronic Equipment, Instruments & Components — 5.6%
142,446	Amphenol Corp. - Class A	13,055,176
638,200	Flextronics International, Ltd.*	5,896,968
102,861	National Instruments Corp.	2,951,082
287,267	TE Connectivity, Ltd. (U.S. Shares)	17,296,346
		39,199,572
Energy Equipment & Services — 2.7%
321,355	Dresser-Rand Group, Inc.*	18,770,346
Food Products — 0.8%
63,042	Mead Johnson Nutrition Co.	5,241,312

Health Care Equipment & Supplies — 4.8%
48,578	IDEXX Laboratories, Inc.*	5,897,369
279,193	Masimo Corp.	7,624,761
238,970	Varian Medical Systems, Inc.*	20,071,090
		33,593,220
Health Care Providers & Services — 2.1%
104,928	Henry Schein, Inc.*	12,525,256
52,818	Premier, Inc. - Class A	1,740,353
		14,265,609
Health Care Technology — 2.2%
97,316	athenahealth, Inc.*	15,593,916
Hotels, Restaurants & Leisure — 0.5%
70,629	Dunkin' Brands Group, Inc.	3,544,163

Information Technology Services — 7.6%
377,514	Amdocs, Ltd. (U.S. Shares)	17,539,300
139,873	Fidelity National Information Services, Inc.	7,476,212
125,752	Gartner, Inc.*	8,732,219
156,635	Jack Henry & Associates, Inc.	8,733,967
137,431	Teradata Corp.*	6,760,231
40,333	WEX, Inc.*	3,833,652
		53,075,581
Insurance — 1.4%
113,942	Aon PLC	9,603,032

Internet Software & Services — 2.9%
14,299	CoStar Group, Inc.*	2,670,195
309,280	Vistaprint NV*,#	15,222,762
69,350	Youku Tudou, Inc. (ADR)*	1,944,574
		19,837,531
Life Sciences Tools & Services — 3.9%
18,680	Mettler-Toledo International, Inc.*	4,402,502
110,580	PerkinElmer, Inc.	4,982,735
60,786	Techne Corp.	5,189,301
42,376	Thermo Fisher Scientific, Inc.	5,095,290
68,245	Waters Corp.*	7,398,441
		27,068,269
Machinery — 2.0%
108,901	Colfax Corp.*	7,767,908
78,688	Wabtec Corp.	6,098,320
		13,866,228
Media — 3.4%
391,391	Aimia, Inc.†	6,285,343
69,050	Discovery Communications, Inc. - Class C*	5,320,993
77,177	Lamar Advertising Co. - Class A*	3,935,255
110,071	Omnicom Group, Inc.	7,991,155
		23,532,746
Oil, Gas & Consumable Fuels — 1.2%
189,480	World Fuel Services Corp.	8,356,068
Professional Services — 2.6%
296,841	Verisk Analytics, Inc. - Class A*,†	17,798,586
Real Estate Investment Trusts (REITs) — 2.2%
205,682	Crown Castle International Corp.	15,175,218
Road & Rail — 1.0%
46,260	Canadian Pacific Railway, Ltd. (U.S. Shares)†	6,958,892

Semiconductor & Semiconductor Equipment — 7.3%
1,270,630	Atmel Corp.*	10,622,467
187,776	KLA-Tencor Corp.	12,982,833
1,316,106	ON Semiconductor Corp.*	12,371,396
265,614	Xilinx, Inc.	14,414,872
		50,391,568
Software — 7.8%
646,871	Cadence Design Systems, Inc.*	10,052,376
32,825	FactSet Research Systems, Inc.#	3,538,863
131,419	Intuit, Inc.	10,215,199
110,280	NICE Systems, Ltd. (ADR)	4,925,105
295,041	Solera Holdings, Inc.	18,687,897
173,164	SS&C Technologies Holdings, Inc.*	6,930,023
		54,349,463
Specialty Retail — 0.5%
61,998	L Brands, Inc.	3,519,626

Technology Hardware, Storage & Peripherals — 0.4%
4,871	Apple, Inc.	2,614,461

Textiles, Apparel & Luxury Goods — 4.5%
55,545	Carter's, Inc.	4,313,070
190,495	Gildan Activewear, Inc.†	9,597,138
7,049,720	Li & Fung, Ltd.	10,416,022
241,124	Wolverine World Wide, Inc.	6,884,090
		31,210,320
Trading Companies & Distributors — 2.8%
82,537	Fastenal Co.#	4,070,725
94,045	MSC Industrial Direct Co., Inc. - Class A	8,136,773
27,653	WW Grainger, Inc.	6,986,807
		19,194,305
Total Common Stock (cost $376,748,569)		661,267,909
Money Market — 1.9%
12,962,267	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $12,962,267)	12,962,267
Investment Purchased with Cash Collateral From Securities Lending — 2.8%
19,779,502	Janus Cash Collateral Fund LLC, 0.0579%∞,£ (cost $19,779,502)	19,779,502
Total Investments (total cost $409,490,338) – 100%		$ 694,009,678

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$622,553,412	89.7%
Canada	36,630,809	5.3
Ireland	10,985,532	1.6
Hong Kong	10,416,022	1.5
France	6,554,224	0.9
Israel	4,925,105	0.7
China	1,944,574	0.3
Total	$694,009,678	100.0%

††  Includes Cash Equivalents of 4.7%.

Schedule of Forward Currency Contracts, Open

March 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Canadian Dollar 5/8/14	6,620,000	$ 5,984,121	$ (13,595)
Euro 5/8/14	2,450,000	3,374,622	39,282
		9,358,743	25,687
HSBC Securities (USA), Inc.:
Canadian Dollar 5/15/14	4,780,000	4,320,173	11,145
Euro 5/15/14	2,370,000	3,264,402	(556)
		7,584,575	10,589
JPMorgan Chase & Co.: Euro 4/24/14	3,295,000	4,538,634	8,195
RBC Capital Markets Corp.:
Canadian Dollar 4/10/14	2,750,000	2,487,524	(10,536)
Euro 4/10/14	3,540,000	4,876,273	(16,337)
		7,363,797	(26,873)
Total		$ 28,845,749	$ 17,598

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Enterprise Portfolio	$ 63,764,165

∞ Rate shown is the 7-day yield as of March 31, 2014.

# Loaned security; a portion or all of the security is on loan at March 31, 2014.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Aspen Enterprise Portfolio
Janus Cash Collateral Fund LLC	-	50,334,695	(30,555,193)	19,779,502	$ -	$ 11,912(1)	$ 19,779,502
Janus Cash Liquidity Fund LLC	5,999,739	32,480,528	(25,518,000)	12,962,267	-	1,946	12,962,267
Total					$ -	$ 13,858	$ 32,741,769
(1)Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$661,267,909	$—	$—

Money Market	—	12,962,267	—

Investment Purchased with Cash Collateral From Securities Lending	—	19,779,502	—

Total Investments in Securities	$661,267,909	$32,741,769	$—

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$58,622	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$41,024	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 4.8%
$ 1,271,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 1,300,399
411,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	424,129
1,152,000	Aventura Mall Trust 2013-AVM 3.7427%, 12/5/20 (144A)	1,070,547
595,124	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	596,581
650,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2050%, 8/15/26 (144A),‡	650,876
207,115	COMM 2006-FL12 Mortgage Trust 0.4950%, 12/15/20 (144A),‡	204,535
367,769	COMM 2006-FL12 Mortgage Trust 0.5350%, 12/15/20 (144A),‡	359,510
367,773	COMM 2006-FL12 Mortgage Trust 0.7250%, 12/15/20 (144A),‡	352,159
289,000	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49	307,780
477,000	COMM 2013-FL3 Mortgage Trust 2.8738%, 10/13/28 (144A),‡	481,906
2,132,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	2,342,356
244,667	Credit Suisse Mortgage Capital Certificates 0.5550%, 9/15/21 (144A),‡	241,949
320,000	Credit Suisse Mortgage Capital Certificates 0.4050%, 10/15/21 (144A),‡	315,459
450,000	Credit Suisse Mortgage Capital Certificates 0.4550%, 10/15/21 (144A),‡	441,364
1,559,430	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	1,338,197
1,121,000	GS Mortgage Securities Corp. II 3.4350%, 12/10/27 (144A),‡	990,623
1,045,000	GS Mortgage Securities Corp. II 2.7570%, 11/8/29 (144A),‡	1,059,554
1,194,000	GS Mortgage Securities Corp. II 3.7544%, 11/8/29 (144A),‡	1,212,382
524,000	GS Mortgage Securities Corp. Trust 2013-NYC5 3.6490%, 1/10/18 (144A),‡	522,401
792,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	805,675
510,384	JPMorgan Chase Commercial Mortgage Securities Corp. 3.9050%, 8/15/29 (144A),‡	516,247
800,000	JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1450%, 4/15/30 (144A),‡	800,157
380,000	JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.8950%, 4/15/30 (144A),‡	380,074
304,000	JPMorgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6550%, 12/15/28 (144A),‡	304,463
332,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	352,778
546,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	551,966
566,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	584,260
1,931,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	2,090,178
668,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	732,386
354,000	WFCM 2014-TISH SCH1 2.9043%, 1/15/27	354,000
138,000	WFCM 2014-TISH WTS1 2.4043%, 2/15/17	138,000
138,000	WFCM 2014-TISH WTS2 3.6543%, 2/15/27	138,000
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $21,904,596)		21,960,891
Bank Loans and Mezzanine Loans — 1.4%
Basic Industry — 0.2%
1,001,171	FMG Resources August 2006 Pty, Ltd. 4.2500%, 6/28/19‡	1,008,389
Communications — 0.3%
1,211,000	Tribune Co. 4.0000%, 12/27/20‡	1,209,789
Consumer Cyclical — 0.4%
1,881,990	MGM Resorts International 3.5000%, 12/20/19‡	1,876,702
Consumer Non-Cyclical — 0.5%
264,000	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	266,030
1,106,000	IMS Health, Inc. 3.7500%, 3/17/21‡	1,103,434
930,693	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	929,996
		2,299,460
Total Bank Loans and Mezzanine Loans (cost $6,370,767)		6,394,340
Corporate Bonds — 49.1%
Asset-Backed Securities — 0.2%
987,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	943,494
Banking — 6.5%
2,205,000	Abbey National Treasury Services PLC 4.0000%, 3/13/24	2,224,003
1,145,000	American Express Co. 6.8000%, 9/1/66‡	1,254,576
230,000	Bank of America Corp. 4.5000%, 4/1/15	238,620
1,299,000	Bank of America Corp. 1.5000%, 10/9/15	1,310,516
1,589,000	Bank of America Corp. 3.7500%, 7/12/16	1,680,379
2,294,000	Bank of America Corp. 8.0000%, 7/30/99‡	2,597,955
652,000	Citigroup, Inc. 5.0000%, 9/15/14	664,626
1,538,000	Citigroup, Inc. 5.9000%, 12/29/49	1,506,279
197,000	Citigroup, Inc. 5.3500%, 11/15/99‡	182,717
655,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	723,096
1,474,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	1,483,793
259,000	JPMorgan Chase & Co. 7.9000%, 10/30/99‡	292,670
922,000	Morgan Stanley 4.0000%, 7/24/15	959,452
3,034,000	Morgan Stanley 3.4500%, 11/2/15	3,149,768
556,000	Morgan Stanley 4.7500%, 3/22/17	606,779
2,786,000	Morgan Stanley 5.0000%, 11/24/25	2,866,571
314,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	320,660
2,126,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	2,206,828
1,004,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	1,028,049
1,213,000	Santander UK PLC 5.0000%, 11/7/23 (144A)	1,247,931
1,264,000	SVB Financial Group 5.3750%, 9/15/20	1,402,720
2,277,000	Zions Bancorp 5.8000%, 12/15/99‡	2,123,302
		30,071,290
Basic Industry — 2.7%
880,000	Ashland, Inc. 3.8750%, 4/15/18	908,600
887,000	Ashland, Inc. 4.7500%, 8/15/22	870,369
1,216,000	Ashland, Inc. 6.8750%, 5/15/43	1,225,120
1,076,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	1,183,600
1,927,000	LyondellBasell Industries NV 5.0000%, 4/15/19	2,145,635
727,000	Mosaic Co. 4.2500%, 11/15/23	745,783
669,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	736,736
246,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	269,370
577,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	637,585
2,646,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	2,943,675
625,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	625,708
		12,292,181
Brokerage — 3.1%
1,147,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	1,270,302
1,048,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	1,044,125
1,202,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	1,370,280
598,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	628,648
193,000	Lazard Group LLC 6.8500%, 6/15/17	219,428
1,561,000	Lazard Group LLC 4.2500%, 11/14/20	1,617,262
2,195,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	2,304,750
1,549,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	1,649,685
3,393,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	3,684,896
463,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	530,898
		14,320,274
Capital Goods — 1.7%
953,000	CNH Capital LLC 3.6250%, 4/15/18	969,678
966,000	Exelis, Inc. 4.2500%, 10/1/16	1,018,869
417,000	Exelis, Inc. 5.5500%, 10/1/21	430,022
1,365,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,423,232
938,000	Hanson, Ltd. 6.1250%, 8/15/16	1,030,627
1,433,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23 (144A)	1,463,113
322,000	Interface, Inc. 7.6250%, 12/1/18	342,930
181,000	Timken Co. 6.0000%, 9/15/14	185,010
825,000	TransDigm, Inc. 7.7500%, 12/15/18	884,813
262,000	Vulcan Materials Co. 7.0000%, 6/15/18	302,086
		8,050,380
Communications — 1.5%
867,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	878,076
1,318,000	UBM PLC 5.7500%, 11/3/20 (144A)	1,412,349
1,088,000	Verizon Communications, Inc. 3.6500%, 9/14/18	1,158,211
2,141,000	Verizon Communications, Inc. 5.1500%, 9/15/23†	2,342,937
994,000	Verizon Communications, Inc. 6.4000%, 9/15/33	1,180,123
		6,971,696
Consumer Cyclical — 5.2%
2,494,000	Brinker International, Inc. 3.8750%, 5/15/23	2,322,650
376,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	398,560
530,000	DR Horton, Inc. 4.7500%, 5/15/17	561,800
951,000	DR Horton, Inc. 3.7500%, 3/1/19	953,377
3,598,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	4,139,985
1,191,000	General Motors Co. 3.5000%, 10/2/18 (144A)	1,213,331
4,187,000	General Motors Co. 4.8750%, 10/2/23 (144A)	4,291,675
1,640,000	General Motors Co. 6.2500%, 10/2/43 (144A)	1,775,300
677,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	682,924
632,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23	624,100
375,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	417,148
1,104,000	MDC Holdings, Inc. 5.5000%, 1/15/24	1,127,829
516,000	MGM Resorts International 6.6250%, 7/15/15	546,960
673,000	MGM Resorts International 7.5000%, 6/1/16	749,554
544,000	MGM Resorts International 8.6250%, 2/1/19	651,440
846,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	1,006,558
442,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	453,050
371,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	396,970
254,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	244,475
517,000	Viacom, Inc. 3.8750%, 4/1/24	515,730
788,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	758,450
		23,831,866
Consumer Non-Cyclical — 6.2%
1,206,000	AbbVie, Inc. 1.7500%, 11/6/17	1,209,811
1,198,000	Actavis, Inc. 1.8750%, 10/1/17	1,192,614
3,110,000	Forest Laboratories, Inc. 4.3750%, 2/1/19 (144A)	3,273,275
3,603,000	Forest Laboratories, Inc. 4.8750%, 2/15/21 (144A)	3,810,173
1,873,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	1,990,063
684,000	HCA, Inc. 3.7500%, 3/15/19	686,565
1,840,000	Life Technologies Corp. 6.0000%, 3/1/20	2,117,387
325,000	Life Technologies Corp. 5.0000%, 1/15/21	361,357
290,000	Perrigo Co. PLC 2.3000%, 11/8/18 (144A)	286,852
870,000	Perrigo Co. PLC 4.0000%, 11/15/23 (144A)	869,663
1,521,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A)	1,519,012
1,074,000	Safeway, Inc. 4.7500%, 12/1/21	1,097,855
383,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	397,841
324,000	Thermo Fisher Scientific, Inc. 2.4000%, 2/1/19	322,645
246,000	Thermo Fisher Scientific, Inc. 3.6000%, 8/15/21	250,552
284,000	Thermo Fisher Scientific, Inc. 3.1500%, 1/15/23	273,725
691,000	Thermo Fisher Scientific, Inc. 4.1500%, 2/1/24	710,923
195,000	Thermo Fisher Scientific, Inc. 5.3000%, 2/1/44	210,144
2,926,000	Tyson Foods, Inc. 6.6000%, 4/1/16	3,231,562
2,386,000	WM Wrigley Jr Co. 2.4000%, 10/21/18 (144A)	2,392,900
2,384,000	WM Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	2,406,829
		28,611,748
Electric — 0.6%
1,096,000	CMS Energy Corp. 4.2500%, 9/30/15	1,147,772
832,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	873,915
543,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	594,762
		2,616,449
Energy — 3.7%
4,373,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	4,602,583
1,391,000	Cimarex Energy Co. 5.8750%, 5/1/22	1,509,235
204,000	Continental Resources, Inc. 7.1250%, 4/1/21	230,775
2,884,000	Continental Resources, Inc. 5.0000%, 9/15/22	3,028,200
1,084,000	Devon Energy Corp. 2.2500%, 12/15/18	1,078,158
619,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	702,348
1,993,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,127,280
153,000	Nabors Industries, Inc. 4.6250%, 9/15/21	158,065
201,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	213,261
955,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	1,038,563
480,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	505,200
1,650,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	1,744,875
		16,938,543
Finance Companies — 3.0%
3,308,000	CIT Group, Inc. 4.2500%, 8/15/17	3,465,130
497,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	556,019
2,063,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	2,222,882
671,000	CIT Group, Inc. 3.8750%, 2/19/19	678,342
1,151,000	CIT Group, Inc. 5.0000%, 8/1/23	1,176,898
614,000	GE Capital Trust I 6.3750%, 11/15/67‡	675,400
147,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	161,700
2,700,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	2,889,000
1,800,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	2,052,000
		13,877,371
Financial — 1.1%
1,906,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	1,862,560
3,239,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	3,216,165
		5,078,725
Industrial — 0.8%
474,000	CBRE Services, Inc. 6.6250%, 10/15/20	505,995
470,000	Cintas Corp. No. 2 2.8500%, 6/1/16	485,470
520,000	Cintas Corp. No. 2 4.3000%, 6/1/21	555,492
970,000	URS Corp. 3.8500%, 4/1/17	1,003,895
940,000	URS Corp. 5.0000%, 4/1/22	929,374
		3,480,226
Insurance — 1.8%
456,000	American International Group, Inc. 5.6000%, 10/18/16	504,863
795,000	American International Group, Inc. 6.2500%, 3/15/37	834,750
2,494,000	American International Group, Inc. 8.1750%, 5/15/58‡	3,276,492
1,076,000	ING U.S., Inc. 5.6500%, 5/15/53‡	1,069,544
2,672,000	Primerica, Inc. 4.7500%, 7/15/22	2,826,573
		8,512,222
Natural Gas — 2.9%
872,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	899,317
2,028,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	2,163,803
72,000	El Paso LLC 6.5000%, 9/15/20	79,005
155,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	177,412
665,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	704,164
702,000	Energy Transfer Partners L.P. 4.1500%, 10/1/20	724,439
532,000	EnLink Midstream Partners L.P. 4.4000%, 4/1/24	542,386
1,481,000	EnLink Midstream Partners L.P. 5.6000%, 4/1/44	1,563,757
1,162,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	1,215,002
151,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	163,663
291,000	Spectra Energy Partners L.P. 2.9500%, 9/25/18	296,645
1,445,000	Spectra Energy Partners L.P. 4.7500%, 3/15/24	1,522,610
3,137,000	Western Gas Partners L.P. 5.3750%, 6/1/21	3,439,419
		13,491,622
Owned No Guarantee — 0.2%
856,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	911,239
Real Estate Investment Trusts (REITs) — 2.6%
1,964,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	2,029,415
1,566,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	1,529,650
754,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	853,085
2,036,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	2,301,321
874,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	956,881
310,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	336,287
276,000	Retail Opportunity Investments Partnership L.P. 5.0000%, 12/15/23	286,210
387,000	Senior Housing Properties Trust 6.7500%, 4/15/20	437,478
453,000	Senior Housing Properties Trust 6.7500%, 12/15/21	511,360
855,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	926,171
1,487,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	1,768,229
		11,936,087
Technology — 3.9%
1,263,000	Amphenol Corp. 4.7500%, 11/15/14	1,294,570
1,112,000	Autodesk, Inc. 3.6000%, 12/15/22	1,061,836
879,000	Fiserv, Inc. 3.1250%, 10/1/15	905,576
3,559,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	3,565,726
4,316,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	4,184,081
816,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	874,958
3,231,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	3,585,382
1,520,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	1,529,739
498,000	Xilinx, Inc. 2.1250%, 3/15/19	492,065
636,000	Xilinx, Inc. 3.0000%, 3/15/21	630,691
		18,124,624
Transportation — 1.4%
187,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	191,739
546,043	CSX Transportation, Inc. 8.3750%, 10/15/14	567,886
1,315,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,355,214
235,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	240,870
1,724,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	1,794,808
142,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	150,419
850,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	857,760
300,000	Southwest Airlines Co. 5.2500%, 10/1/14	306,604
828,000	Southwest Airlines Co. 5.1250%, 3/1/17	907,982
		6,373,282
Total Corporate Bonds (cost $218,262,052)		226,433,319

Mortgage-Backed Securities — 18.8%
Fannie Mae:
315,090	5.5000%, 1/1/25	342,787
626,877	5.5000%, 7/1/25	681,785
935,909	5.0000%, 9/1/29	1,023,595
372,770	5.0000%, 1/1/30	407,839
190,534	5.5000%, 1/1/33	212,029
960,293	6.0000%, 12/1/35	1,079,885
315,987	6.0000%, 2/1/37	356,750
1,119,161	6.0000%, 9/1/37	1,212,097
959,567	6.0000%, 10/1/38	1,104,211
316,269	7.0000%, 2/1/39	335,704
244,486	4.5000%, 10/1/40	261,820
301,568	4.0000%, 12/1/40	314,117
454,731	4.5000%, 4/1/41	487,880
725,289	4.5000%, 4/1/41	775,336
492,895	5.0000%, 4/1/41	538,888
748,155	4.5000%, 5/1/41	802,848
416,448	5.0000%, 5/1/41	457,693
1,427,689	5.5000%, 6/1/41	1,581,160
1,024,709	5.0000%, 7/1/41	1,122,256
998,318	4.5000%, 8/1/41	1,067,625
835,920	4.5000%, 10/1/41	892,106
574,454	5.0000%, 10/1/41	628,692
724,547	4.0000%, 9/1/42	747,815
5,188,635	4.5000%, 9/1/42	5,533,700
1,404,716	4.5000%, 11/1/42	1,502,404
3,368,485	4.5000%, 2/1/43	3,591,835
4,987,024	4.5000%, 2/1/43	5,350,556
880,012	4.0000%, 7/1/43	908,076
1,056,993	3.5000%, 1/1/44	1,064,144
2,338,552	3.5000%, 1/1/44	2,358,444
1,124,084	4.0000%, 2/1/44	1,160,500
Freddie Mac:
244,099	5.0000%, 1/1/19	258,859
186,960	5.0000%, 2/1/19	198,326
255,944	5.5000%, 8/1/19	274,731
395,642	5.0000%, 6/1/20	420,685
874,333	5.5000%, 12/1/28	976,862
684,317	5.5000%, 10/1/36	762,079
3,123,882	6.0000%, 4/1/40	3,533,698
629,069	4.5000%, 1/1/41	672,980
1,358,754	5.0000%, 5/1/41	1,492,591
2,915,216	5.5000%, 5/1/41	3,277,534
181,128	4.5000%, 9/1/41	193,529
2,658,725	5.5000%, 9/1/41	2,928,035
Ginnie Mae:
535,282	4.0000%, 8/15/24	567,419
855,189	5.1000%, 1/15/32	963,096
938,610	4.9000%, 10/15/34	1,033,300
487,142	6.0000%, 11/20/34	547,777
2,062,629	5.5000%, 3/20/35	2,303,051
317,118	5.5000%, 9/15/35	360,747
537,428	5.5000%, 3/15/36	600,253
597,909	5.5000%, 3/20/36	663,108
312,927	6.0000%, 1/20/39	354,588
784,248	5.5000%, 8/15/39	924,418
1,181,428	5.5000%, 8/15/39	1,353,877
870,842	5.0000%, 9/15/39	972,946
1,796,858	5.0000%, 9/15/39	2,007,261
533,490	5.0000%, 10/15/39	596,250
938,166	5.0000%, 11/15/39	1,043,940
276,649	5.0000%, 1/15/40	308,887
207,473	5.0000%, 4/15/40	231,623
303,975	5.0000%, 5/15/40	333,870
311,347	5.0000%, 7/15/40	347,495
900,162	5.0000%, 7/15/40	1,005,120
910,137	5.0000%, 2/15/41	1,012,103
1,071,681	4.5000%, 5/15/41	1,169,993
360,537	5.0000%, 5/15/41	404,294
237,582	5.0000%, 6/20/41	260,192
982,853	5.0000%, 6/20/41	1,099,380
243,270	4.5000%, 7/15/41	264,907
865,887	4.5000%, 7/15/41	936,924
2,032,189	4.5000%, 8/15/41	2,238,303
307,871	5.0000%, 9/15/41	340,458
260,921	5.5000%, 9/20/41	288,372
119,838	6.0000%, 10/20/41	135,836
396,432	6.0000%, 12/20/41	448,399
808,509	5.5000%, 1/20/42	895,323
368,748	6.0000%, 1/20/42	417,818
391,675	6.0000%, 2/20/42	444,220
282,213	6.0000%, 3/20/42	320,278
1,299,239	6.0000%, 4/20/42	1,472,760
465,291	3.5000%, 5/20/42	476,756
842,393	6.0000%, 5/20/42	955,136
1,491,657	5.5000%, 7/20/42	1,652,922
329,994	6.0000%, 7/20/42	373,570
324,500	6.0000%, 8/20/42	367,530
376,795	6.0000%, 9/20/42	426,794
339,905	6.0000%, 11/20/42	384,138
399,666	6.0000%, 2/20/43	453,142
Total Mortgage-Backed Securities (cost $86,836,640)		86,653,060
Preferred Stock — 2.0%
Capital Markets — 0.9%
6,300	Charles Schwab Corp., 6.0000%	156,555
48,475	Morgan Stanley, 6.8750%	1,256,472
67,350	Morgan Stanley, 7.1250%	1,786,796
28,900	State Street Corp., 5.9000%	748,221
		3,948,044
Commercial Banks — 0.6%
103,875	Wells Fargo & Co., 6.6250%	2,821,245
Construction & Engineering — 0.1%
21,000	Citigroup Capital XIII, 7.8750%	582,540
Consumer Finance — 0.4%
83,625	Discover Financial Services, 6.5000%	2,051,321
Total Preferred Stock (cost $9,040,336)		9,403,150
U.S. Treasury Notes/Bonds — 23.6%
$ 4,613,000	0.3750%, 3/15/15	4,623,093
1,019,000	0.2500%, 12/31/15	1,017,647
17,098,000	0.3750%, 1/31/16	17,103,335
29,096,000	0.2500%, 2/29/16	29,018,721
715,000	1.0000%, 10/31/16	720,307
103,000	0.8750%, 11/30/16	103,354
5,063,000	0.8750%, 1/31/17	5,069,329
1,557,000	0.8750%, 2/28/17	1,557,121
2,378,000	0.7500%, 6/30/17	2,355,706
810,000	0.7500%, 10/31/17	796,901
940,000	0.7500%, 12/31/17	921,714
1,525,000	0.8750%, 1/31/18	1,500,219
1,210,000	0.7500%, 3/31/18	1,180,033
1,508,000	2.3750%, 5/31/18	1,565,610
5,030,000	1.3750%, 7/31/18	5,000,132
7,338,000	1.5000%, 8/31/18	7,324,241
2,424,000	1.3750%, 9/30/18	2,402,223
700,000	1.2500%, 10/31/18	688,843
10,415,000	2.7500%, 11/15/23	10,462,190
2,304,000	2.7500%, 2/15/24	2,309,041
3,408,000	3.7500%, 11/15/43	3,528,343
9,275,000	3.6250%, 2/15/44	9,382,238
Total U.S. Treasury Notes/Bonds (cost $108,402,613)		108,630,341
Money Market — 0.3%
1,475,492	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $1,475,492)	1,475,492
Total Investments (total cost $452,292,496) – 100%		$ 460,950,593

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$430,157,166	93.3%
United Kingdom	10,989,459	2.4
Australia	5,538,134	1.2
South Korea	4,476,965	1.0
Taiwan	4,184,081	0.9
Netherlands	3,216,165	0.7
Germany	2,388,623	0.5
Total	$460,950,593	100.0%

††	Includes Cash Equivalents of 0.3%.

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2014 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Flexible Bond Portfolio	$ 75,066,158	16.3%

† A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Flexible Bond Portfolio	$ 2,188,638

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞ Rate shown is the 7-day yield as of March 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Flexible Bond Portfolio
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/2013	$ 1,323,688	$ 1,338,197	0.3%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2014. The issuer incurs all registration costs.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Aspen Flexible Bond Portfolio
Janus Cash Liquidity Fund LLC	7,446,236	118,488,957	(124,459,701)	1,475,492	$ -	$ 1,312	$ 1,475,492

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$21,960,891	$—

Bank Loans and Mezzanine Loans	—	6,394,340	—

Corporate Bonds	—	226,433,319	—

Mortgage-Backed Securities	—	86,653,060	—

Preferred Stock	—	9,403,150	—

U.S. Treasury Notes/Bonds	—	108,630,341	—

Money Market	—	1,475,492	—

Total Investments in Securities	$—	$460,950,593	$—

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Common Stock — 99.4%
Aerospace & Defense — 4.5%
141,790	Precision Castparts Corp.	$ 35,838,840
Auto Components — 3.7%
440,061	Delphi Automotive PLC	29,862,539
Biotechnology — 11.0%
42,764	Biogen Idec, Inc.*	13,080,225
174,400	Celgene Corp.*	24,346,240
331,319	Endo International PLC*	22,745,049
400,267	Gilead Sciences, Inc.*	28,362,920
		88,534,434
Chemicals — 3.8%
269,138	Monsanto Co.	30,619,830
Commercial Banks — 6.3%
414,260	Citigroup, Inc.	19,718,776
714,792	U.S. Bancorp	30,635,985
		50,354,761
Diversified Financial Services — 2.0%
80,262	IntercontinentalExchange Group, Inc.	15,878,231
Electronic Equipment, Instruments & Components — 2.0%
175,430	Amphenol Corp. - Class A	16,078,160
Health Care Providers & Services — 3.0%
323,935	Express Scripts Holding Co.*	24,324,279
Health Care Technology — 1.0%
51,740	athenahealth, Inc.*	8,290,818
Hotels, Restaurants & Leisure — 5.2%
404,982	MGM Resorts International*	10,472,835
80,660	Panera Bread Co. - Class A*	14,234,070
227,745	Starbucks Corp.	16,711,928
		41,418,833
Information Technology Services — 5.3%
402,290	MasterCard, Inc. - Class A	30,051,063
253,959	Teradata Corp.*	12,492,243
		42,543,306
Internet & Catalog Retail — 6.2%
74,347	Amazon.com, Inc.*	25,019,252
21,120	priceline.com, Inc.*	25,172,717
		50,191,969
Internet Software & Services — 10.3%
53,703	CoStar Group, Inc.*	10,028,498
39,709	Google, Inc. - Class A*	44,256,078
37,632	LinkedIn Corp. - Class A*	6,959,662
186,900	Tencent Holdings, Ltd.	13,000,084
245,110	Yahoo!, Inc.*	8,799,449
		83,043,771
Machinery — 1.7%
92,079	Cummins, Inc.	13,718,850
Media — 4.6%
305,769	Comcast Corp. - Class A	15,294,565
665,915	Twenty-First Century Fox, Inc. - Class A	21,289,303
		36,583,868
Pharmaceuticals — 5.0%
109,093	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	14,381,730
883,544	Zoetis, Inc.	25,569,764
		39,951,494
Professional Services — 2.0%
362,787	Nielsen Holdings NV	16,191,184
Real Estate Investment Trusts (REITs) — 2.6%
286,002	Crown Castle International Corp.	21,101,228
Road & Rail — 4.3%
227,407	Canadian Pacific Railway, Ltd. (U.S. Shares)	34,208,835
Semiconductor & Semiconductor Equipment — 2.7%
424,447	ARM Holdings PLC (ADR)	21,634,064
Software — 2.5%
356,702	Salesforce.com, Inc.*	20,364,117
Specialty Retail — 6.7%
593,609	Lowe's Cos., Inc.	29,027,480
406,559	TJX Cos., Inc.	24,657,803
		53,685,283
Textiles, Apparel & Luxury Goods — 1.9%
1,952,900	Prada SpA	15,283,193
Wireless Telecommunication Services — 1.1%
272,324	T-Mobile U.S., Inc.	8,994,862
Total Common Stock (cost $632,372,790)		798,696,749
Money Market — 0.6%
4,525,000	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $4,525,000)	4,525,000
Total Investments (total cost $636,897,790) – 100%		$ 803,221,749

Summary of Investments by Country – (Long Positions)

March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$704,713,843	87.7%
Canada	48,590,565	6.1
United Kingdom	21,634,064	2.7
Italy	15,283,193	1.9
China	13,000,084	1.6
Total	$803,221,749	100.0%

†† Includes Cash Equivalents of 0.6%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

∞ Rate shown is the 7-day yield as of March 31, 2014.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Aspen Forty Portfolio
Janus Cash Liquidity Fund LLC	13,728,000	89,094,269	(98,297,269)	4,525,000	$ -	$ 1,298	$ 4,525,000

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$798,696,749	$—	$—

Money Market	—	4,525,000	—

Total Investments in Securities	$798,696,749	$4,525,000	$—

Janus Aspen Global Allocation Portfolio - Moderate

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Mutual Funds(1),£ — 100.0%
Alternative Funds — 10.5%
83,899	Janus Diversified Alternatives Fund* - Class N Shares	$ 815,497
26,716	Janus Global Real Estate Fund - Class I Shares	285,594
		1,101,091
Equity Funds — 58.9%
85,924	INTECH International Fund - Class I Shares	811,119
22,122	INTECH U.S. Growth Fund - Class I Shares	444,663
67,220	INTECH U.S. Value Fund - Class I Shares	852,357
2,862	Janus Asia Equity Fund - Class I Shares	26,732
8,357	Janus Aspen Global Research Portfolio - Institutional Shares	327,839
5,431	Janus Contrarian Fund - Class I Shares	119,541
26,157	Janus Emerging Markets Fund - Class I Shares	218,672
3,509	Janus Forty Fund - Class N Shares	141,682
3,907	Janus Fund - Class N Shares	159,861
18,677	Janus Global Select Fund - Class I Shares	240,181
95,360	Janus International Equity Fund - Class N Shares	1,297,848
11,284	Janus Overseas Fund - Class N Shares	411,425
9,675	Janus Triton Fund - Class N Shares	226,483
2,183	Janus Twenty Fund - Class D Shares	136,540
33,562	Perkins Large Cap Value Fund - Class N Shares	543,373
8,413	Perkins Small Cap Value Fund - Class N Shares	221,091
		6,179,407
Fixed Income Funds — 30.6%
271,958	Janus Global Bond Fund - Class N Shares	2,801,173
131,467	Janus Short-Term Bond Fund - Class N Shares	403,603
		3,204,776
Total Investments (total cost $10,060,113) – 100%		$10,485,274
(1)	The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

* Non-income-producing security.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Aspen Global Allocation Portfolio- Moderate
INTECH International Fund - Class I Shares	85,176	7,071	(6,323)	85,924	$ 7,360	$ -	$ 811,119
INTECH U.S. Growth Fund - Class I Shares	21,345	1,607	(830)	22,122	839	-	444,663
INTECH U.S. Value Fund - Class I Shares	64,536	5,569	(2,885)	67,220	(5,768)	-	852,357
Janus Asia Equity Fund - Class I Shares	-	3,001	(139)	2,862	(5)	-	26,732
Janus Aspen Global Research Portfolio - Institutional Shares	8,018	701	(362)	8,357	(148)	-	327,839
Janus Contrarian Fund - Class I Shares	5,228	421	(218)	5,431	(17)	-	119,541
Janus Diversified Alternatives Fund - Class N Shares	81,360	8,441	(5,902)	83,899	(1,985)	-	815,497
Janus Emerging Markets Fund - Class I Shares	21,840	5,652	(1,335)	26,157	(1,114)	-	218,672
Janus Forty Fund - Class N Shares	2,688	1,049	(228)	3,509	(1,884)	-	141,682
Janus Fund - Class N Shares	3,799	224	(116)	3,907	191	-	159,861
Janus Global Bond Fund - Class N Shares	262,060	27,269	(17,371)	271,958	(4,526)	21,843	2,801,173
Janus Global Real Estate Fund - Class I Shares	22,114	5,955	(1,353)	26,716	(935)	-	285,594
Janus Global Select Fund - Class I Shares	17,391	2,032	(746)	18,677	(137)	-	240,181
Janus International Equity Fund - Class N Shares	90,886	8,682	(4,208)	95,360	751	-	1,297,848
Janus Overseas Fund - Class N Shares	11,243	968	(927)	11,284	(2,799)	-	411,425
Janus Short-Term Bond Fund - Class N Shares	126,183	15,366	(10,082)	131,467	(80)	1,707	403,603
Janus Triton Fund - Class N Shares	9,297	778	(400)	9,675	(133)	-	226,483
Janus Twenty Fund - Class D Shares	2,510	146	(473)	2,183	(5,641)	-	136,540
Perkins Large Cap Value Fund - Class N Shares	31,829	3,084	(1,351)	33,562	(2,075)	-	543,373
Perkins Small Cap Value Fund - Class N Shares	8,068	714	(369)	8,413	(398)	-	221,091
					$ (18,504)	$ 23,550	$10,485,274

The following is a summary of inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Alternative Funds	$—	$1,101,091	$—
Equity Funds	—	6,179,407	—
Fixed Income Funds	—	3,204,776	—

Total Investments in Securities	$—	$10,485,274	$—

Janus Aspen Global Research Portfolio

Schedule of Investments (unaudited)

As of March 31, 2014

Shares	Value
Common Stock — 98.9%
Aerospace & Defense — 0.9%
27,583	Precision Castparts Corp.	$ 6,971,879
Air Freight & Logistics — 0.7%
37,176	Panalpina Welttransport Holding AG	5,712,266
Airlines — 1.0%
169,752	United Continental Holdings, Inc.*	7,576,032
Auto Components — 1.2%
407,000	NGK Spark Plug Co., Ltd.	9,149,612
Automobiles — 1.7%
23,146	Hyundai Motor Co.	5,460,707
493,000	Isuzu Motors, Ltd.	2,832,839
154,712	Maruti Suzuki India, Ltd.	5,108,488
		13,402,034
Beverages — 2.5%
105,115	PepsiCo, Inc.	8,777,103
26,648	Pernod Ricard SA	3,101,806
149,074	SABMiller PLC	7,442,269
		19,321,178
Biotechnology — 4.9%
67,079	Alkermes PLC*	2,957,513
16,877	Biogen Idec, Inc.*	5,162,168
39,380	Celgene Corp.*	5,497,448
77,785	Endo International PLC*	5,339,940
103,666	Gilead Sciences, Inc.*	7,345,773
57,787	Medivation, Inc.*	3,719,749
128,760	NPS Pharmaceuticals, Inc.*	3,853,787
381,392	Swedish Orphan Biovitrum AB*	4,179,332
		38,055,710
Capital Markets — 3.7%
209,630	Blackstone Group L.P.	6,970,198
146,218	Deutsche Bank AG	6,540,987
60,256	T Rowe Price Group, Inc.	4,962,082
501,368	UBS AG	10,358,655
		28,831,922
Chemicals — 2.1%
1,027,296	Alent PLC	5,428,271
64,558	LyondellBasell Industries NV - Class A	5,741,789
45,878	Monsanto Co.	5,219,540
		16,389,600
Commercial Banks — 7.2%
103,420	BNP Paribas SA	7,976,425
9,075,000	China Construction Bank Corp.	6,353,190
131,518	Citigroup, Inc.	6,260,257
803,080	HSBC Holdings PLC	8,132,269
121,439	JPMorgan Chase & Co.	7,372,562
512,956	Sberbank of Russia (ADR)	4,985,932
1,905,500	Seven Bank, Ltd.	7,477,980
477,135	Turkiye Halk Bankasi A/S	2,955,881
120,165	U.S. Bancorp	5,150,272
		56,664,768
Commercial Services & Supplies — 0.4%
80,669	Tyco International, Ltd. (U.S. Shares)	3,420,366
Communications Equipment — 1.8%
148,289	CommScope Holding Co., Inc.*	3,659,773
50,718	Motorola Solutions, Inc.	3,260,660
516,890	Telefonaktiebolaget LM Ericsson - Class B	6,886,434
		13,806,867
Consumer Finance — 0.7%
63,185	American Express Co.	5,688,546
Containers & Packaging — 1.0%
166,783	Crown Holdings, Inc.*	7,461,871
Diversified Financial Services — 1.6%
513,349	ING Groep NV*	7,265,874
25,640	IntercontinentalExchange Group, Inc.	5,072,361
		12,338,235
Electric Utilities — 0.7%
137,510	Brookfield Infrastructure Partners L.P.	5,424,769
Electrical Equipment — 0.9%
161,576	Sensata Technologies Holding NV*	6,889,601
Electronic Equipment, Instruments & Components — 2.6%
50,606	Amphenol Corp. - Class A	4,638,040
27,100	Keyence Corp.	11,178,750
74,252	TE Connectivity, Ltd. (U.S. Shares)	4,470,713
		20,287,503
Energy Equipment & Services — 3.0%
33,052	Core Laboratories NV	6,558,839
56,040	Helmerich & Payne, Inc.	6,027,662
71,348	National Oilwell Varco, Inc.	5,555,869
233,356	Petrofac, Ltd.	5,593,511
		23,735,881
Food & Staples Retailing — 1.8%
140,044	Kroger Co.	6,112,921
114,539	Shoprite Holdings, Ltd.	1,733,657
122,316	Whole Foods Market, Inc.	6,202,644
		14,049,222
Food Products — 1.6%
40,862	Hershey Co.	4,265,993
108,451	Nestle SA	8,166,343
		12,432,336
Health Care Equipment & Supplies — 0.5%
109,348	Abbott Laboratories	4,210,991
Health Care Providers & Services — 2.6%
68,923	Aetna, Inc.	5,167,157
89,400	Catamaran Corp. (U.S. Shares)*	4,001,544
82,146	Express Scripts Holding Co.*	6,168,343
88,594	Omnicare, Inc.	5,286,404
		20,623,448
Hotels, Restaurants & Leisure — 0.8%
1,197,150	Bwin.Party Digital Entertainment PLC	2,526,323
53,216	Starbucks Corp.	3,904,990
		6,431,313
Household Products — 1.1%
133,016	Colgate-Palmolive Co.	8,628,748
Industrial Conglomerates — 0.8%
52,077	Danaher Corp.	3,905,775
4,832,000	Shun Tak Holdings, Ltd.	2,485,680
		6,391,455
Information Technology Services — 2.5%
118,226	Amdocs, Ltd. (U.S. Shares)	5,492,780
92,116	MasterCard, Inc. - Class A	6,881,065
37,444	Teradata Corp.*	1,841,871
23,385	Visa, Inc. - Class A	5,047,886
		19,263,602
Insurance — 3.5%
3,195,200	AIA Group, Ltd.	15,159,723
44,024	Aon PLC	3,710,343
384,989	Prudential PLC	8,140,394
		27,010,460
Internet & Catalog Retail — 1.5%
8,943	Amazon.com, Inc.*	3,009,498
3,231	priceline.com, Inc.*	3,850,997
337,600	Rakuten, Inc.	4,504,605
		11,365,100
Internet Software & Services — 2.4%
63,171	eBay, Inc.*	3,489,566
28,072	Facebook, Inc. - Class A*	1,691,057
9,440	Google, Inc. - Class A*	10,520,974
106,793	Youku Tudou, Inc. (ADR)*	2,994,476
		18,696,073
Leisure Products — 0.4%
84,429	Mattel, Inc.	3,386,447
Machinery — 0.5%
47,126	Dover Corp.	3,852,550
Marine — 2.1%
1,358	AP Moeller - Maersk A/S - Class B	16,290,186
Media — 3.5%
64,798	CBS Corp. - Class B	4,004,517
113,674	Comcast Corp. - Class A	5,685,974
76,299	Liberty Global PLC*	3,106,132
42,282	Liberty Global PLC - Class A*	1,758,931
17,430	Time Warner Cable, Inc.	2,391,047
175,299	Twenty-First Century Fox, Inc. - Class A	5,604,309
58,462	Walt Disney Co.	4,681,052
		27,231,962
Metals & Mining — 0.6%
185,171	ThyssenKrupp AG	4,965,016
Oil, Gas & Consumable Fuels — 10.3%
78,339	Anadarko Petroleum Corp.	6,640,014
183,686	EnCana Corp. (U.S. Shares)	3,927,207
133,378	Enterprise Products Partners L.P.	9,251,098
46,465	EOG Resources, Inc.	9,115,039
138,152	Genel Energy PLC*	2,261,389
272,600	Inpex Corp.	3,536,932
78,593	Keyera Corp.	4,983,790
161,939	Koninklijke Vopak NV	9,041,102
105,835	Noble Energy, Inc.†	7,518,518
95,083	Phillips 66	7,327,096
113,477	Royal Dutch Shell PLC (ADR)	8,290,630
295,616	Tullow Oil PLC	3,688,301
91,806	Valero Energy Corp.	4,874,899
		80,456,015
Pharmaceuticals — 3.7%
101,164	AstraZeneca PLC (ADR)	6,563,520
30,665	Jazz Pharmaceuticals PLC*	4,252,622
24,300	Roche Holding AG	7,286,151
111,144	Shire PLC	5,456,045
42,485	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	5,600,798
		29,159,136
Professional Services — 0.6%
73,318	Verisk Analytics, Inc. - Class A*	4,396,147
Real Estate Investment Trusts (REITs) — 1.6%
64,174	American Tower Corp.	5,253,925
161,419	Lexington Realty Trust	1,761,081
22,009	Simon Property Group, Inc.	3,609,476
38,013	Ventas, Inc.	2,302,448
		12,926,930
Real Estate Management & Development — 2.0%
137,687	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	5,624,514
45,382	Jones Lang LaSalle, Inc.	5,377,767
183,000	Mitsubishi Estate Co., Ltd.	4,337,384
		15,339,665
Road & Rail — 2.6%
112,501	Canadian Pacific Railway, Ltd.	16,860,391
33,512	Kansas City Southern	3,420,235
		20,280,626
Semiconductor & Semiconductor Equipment — 3.0%
563,756	ARM Holdings PLC	9,378,392
417,097	Atmel Corp.*	3,486,931
274,161	ON Semiconductor Corp.*	2,577,113
1,739	Samsung Electronics Co., Ltd.	2,195,204
1,439,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,600,049
		23,237,689
Software — 1.8%
31,237	ANSYS, Inc.*	2,405,874
140,100	Nexon Co., Ltd.	1,181,076
28,800	Nintendo Co., Ltd.	3,421,395
81,652	Oracle Corp.	3,340,383
53,743	Solera Holdings, Inc.	3,404,082
		13,752,810
Specialty Retail — 2.4%
1,465,400	Chow Tai Fook Jewellery Group, Ltd.	2,308,728
89,925	Lowe's Cos., Inc.	4,397,333
45,458	PetSmart, Inc.	3,131,602
42,581	Tiffany & Co.	3,668,353
28,348	Ulta Salon, Cosmetics & Fragrance, Inc.	2,763,363
40,197	Williams-Sonoma, Inc.	2,678,728
		18,948,107
Technology Hardware, Storage & Peripherals — 1.4%
20,743	Apple, Inc.†	11,133,598
Textiles, Apparel & Luxury Goods — 1.7%
26,654	Cie Financiere Richemont SA	2,545,370
58,399	NIKE, Inc. - Class B	4,313,350
347,261	Prada SpA	2,717,629
1,247,400	Samsonite International SA	3,859,778
		13,436,127
Tobacco — 1.8%
175,738	Imperial Tobacco Group PLC	7,097,833
215,300	Japan Tobacco, Inc.	6,759,418
		13,857,251
Wireless Telecommunication Services — 1.2%
131,574	T-Mobile U.S., Inc.	4,345,889
3,988,000	Tower Bersama Infrastructure Tbk PT	2,107,266
831,305	Vodafone Group PLC	3,052,682
		9,505,837
Total Common Stock (cost $642,527,553)		772,387,487
Preferred Stock — 1.1%
Automobiles — 1.1%
33,913	Volkswagen AG (cost $8,982,474)	8,787,155
Total Investments (total cost $651,510,027) – 100%		$ 781,174,642

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States	$427,615,088	54.7%
United Kingdom	80,790,440	10.3
Japan	54,379,991	7.0
Canada	40,998,244	5.2
Switzerland	34,068,785	4.4
Hong Kong	23,813,909	3.1
Germany	20,293,158	2.6
Netherlands	16,306,976	2.1
Denmark	16,290,186	2.1
France	11,078,231	1.4
Sweden	11,065,766	1.4
China	9,347,666	1.2
South Korea	7,655,911	1.0
Taiwan	5,600,049	0.7
Turkey	5,217,270	0.7
India	5,108,488	0.7
Russia	4,985,932	0.6
Italy	2,717,629	0.3
Indonesia	2,107,266	0.3
South Africa	1,733,657	0.2
Total	$781,174,642	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

† A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Global Research Portfolio	$ 10,143,628

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Aspen Global Research Portfolio
Janus Cash Liquidity Fund LLC	2,815,221	18,347,503	(21,162,724)	-	$ -	$ 500	$ -

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$772,387,487	$—	$—

Preferred Stock	—	8,787,155	—

Total Investments in Securities	$772,387,487	$8,787,155	$—

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Common Stock — 96.9%
Communications Equipment — 5.8%
43,786	CommScope Holding Co., Inc.*	$ 1,080,638
57,780	QUALCOMM, Inc.	4,556,531
217,265	Telefonaktiebolaget LM Ericsson - Class B	2,894,583
		8,531,752
Consumer Finance — 1.8%
24,336	American Express Co.	2,190,970
9,182	Discover Financial Services	534,301
		2,725,271
Diversified Financial Services — 0.3%
91,200	BM&FBovespa SA	452,281
Electrical Equipment — 1.5%
51,984	Sensata Technologies Holding NV*	2,216,598
Electronic Equipment, Instruments & Components — 8.9%
43,601	Amphenol Corp. - Class A	3,996,031
10,378	Belden, Inc.	722,309
800	Keyence Corp.†	330,000
134,014	National Instruments Corp.	3,844,862
70,313	TE Connectivity, Ltd. (U.S. Shares)	4,233,546
		13,126,748
Food & Staples Retailing — 0.2%
5,165	Whole Foods Market, Inc.	261,917
Health Care Technology — 0.9%
7,142	athenahealth, Inc.*	1,144,434
10,370	Castlight Health, Inc.*,#	220,051
		1,364,485
Hotels, Restaurants & Leisure — 0.6%
448,980	Bwin.Party Digital Entertainment PLC†	947,474
Household Durables — 0.7%
50,500	Sony Corp. †,#	964,981
Information Technology Services — 7.3%
61,029	Amdocs, Ltd. (U.S. Shares)	2,835,407
19,856	Cognizant Technology Solutions Corp. - Class A*	1,004,912
16,791	Gartner, Inc.*	1,165,967
13,634	Jack Henry & Associates, Inc.	760,232
45,347	MasterCard, Inc. - Class A	3,387,421
11,518	QIWI PLC (ADR)	399,099
25,019	Teradata Corp.*	1,230,685
		10,783,723
Internet & Catalog Retail — 5.2%
6,390	Amazon.com, Inc.*	2,150,363
21,497	Coupons.com, Inc.*	529,901
23,508	Ctrip.com International, Ltd. (ADR)*	1,185,273
18,146	MakeMyTrip, Ltd.*	491,394
1,975	Netflix, Inc.*	695,259
1,020	priceline.com, Inc.*	1,215,728
7,167	Qunar Cayman Islands, Ltd. (ADR)#	219,238
95,200	Rakuten, Inc.†	1,270,256
		7,757,412
Internet Software & Services — 17.4%
24,708	Care.com, Inc.*,#	408,917
23,054	ChannelAdvisor Corp.*	870,058
25,705	eBay, Inc.*	1,419,944
19,697	Endurance International Group Holdings, Inc.*,#	256,258
15,910	Facebook, Inc. - Class A*	958,418
12,141	Google, Inc. - Class A*,†	13,531,266
2,721	LinkedIn Corp. - Class A*	503,222
12,740	MercadoLibre, Inc.#	1,211,702
7,611	Shutterstock, Inc.	552,635
18,300	Tencent Holdings, Ltd.	1,272,882
16,293	Twitter, Inc.*,#	760,394
35,509	Yahoo!, Inc.*	1,274,773
22,138	Yandex NV - Class A*	668,346
30,057	Youku Tudou, Inc. (ADR)*	842,798
14,282	Zillow, Inc. - Class A*,#	1,258,244
		25,789,857
Machinery — 0.9%
7,649	FANUC Corp.†	1,349,322
Media — 1.7%
8,492	Comcast Corp. - Class A	424,770
47,343	SFX Entertainment, Inc.#	333,768
3,126	Time Warner Cable, Inc.	428,825
16,304	Walt Disney Co.	1,305,461
		2,492,824
Oil, Gas & Consumable Fuels — 0.4%
25,738	Apptio, Inc.§	584,114
Professional Services — 1.8%
9,554	Corporate Executive Board Co.	709,193
6,221	IHS, Inc. - Class A*	755,852
11,269	Paylocity Holding Corp.*	271,019
14,499	Verisk Analytics, Inc. - Class A*	869,360
		2,605,424
Real Estate Investment Trusts (REITs) — 1.7%
30,195	American Tower Corp.	2,472,065
Semiconductor & Semiconductor Equipment — 11.8%
276,257	ARM Holdings PLC†	4,595,688
317,912	Atmel Corp.*	2,657,744
10,046	Avago Technologies, Ltd.	647,063
50,829	Freescale Semiconductor, Ltd.*,#	1,240,736
44,000	MediaTek, Inc.	649,524
137,766	ON Semiconductor Corp.*	1,295,000
974	Samsung Electronics Co., Ltd.	1,229,516
28,820	SK Hynix, Inc.*	975,204
883,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,436,305
15,114	Xilinx, Inc.	820,237
		17,547,017
Software — 15.0%
16,530	Advent Software, Inc.	485,321
29,907	ANSYS, Inc.*	2,303,437
32,068	Blackbaud, Inc.	1,003,728
204,337	Cadence Design Systems, Inc.*	3,175,397
133,319	Microsoft Corp.	5,464,746
59,900	Nexon Co., Ltd.†	504,971
25,892	NICE Systems, Ltd. (ADR)	1,156,337
10,232	Nintendo Co., Ltd.†	1,215,546
47,462	Oracle Corp.†	1,941,670
25,694	PROS Holdings, Inc.*	809,618
37,188	RealPage, Inc.*	675,334
15,850	Salesforce.com, Inc.*	904,876
14,958	Solera Holdings, Inc.	947,440
29,146	SS&C Technologies Holdings, Inc.*	1,166,423
4,359	Workday, Inc. - Class A	398,543
		22,153,387
Technology Hardware, Storage & Peripherals — 12.1%
29,643	Apple, Inc.†	15,910,584
570,000	Lenovo Group, Ltd.#	629,798
49,467	Logitech International SA	738,815
6,117	Stratasys, Ltd.*	648,952
		17,928,149
Trading Companies & Distributors — 0.2%
1,451	WW Grainger, Inc.	366,610
Wireless Telecommunication Services — 0.7%
12,976	T-Mobile U.S., Inc.	428,597
1,244,400	Tower Bersama Infrastructure Tbk PT	657,543
		1,086,140
Total Common Stock (cost $108,444,020)		143,507,551
Counterparty/Reference Asset OTC Purchased Option - Call — 0%
Credit Suisse International: Whole Foods Market, Inc. expires May 2014 25 contracts exercise price $60.00 (premiums paid $9,575)		366
Investment Purchased with Cash Collateral From Securities Lending — 3.9%
5,581,601	Janus Cash Collateral Fund LLC, 0.0579%∞,£ (cost $5,581,601)	5,581,601
Total Investments (total cost $114,035,196) – 100.7%		149,089,518
Securities Sold Short — (0.7)%
Common Stock Sold Short — (0.7)%
Household Durables — (0.2)%
15,600	Nikon Corp.	(248,540)
Semiconductor & Semiconductor Equipment — (0.2)%
2,176	Cree, Inc.*	(123,075)
2,805	Synaptics, Inc.*	(168,356)
		(291,431)
Software — (0.3)%
2,212	FireEye, Inc.	(136,193)
1,058	ServiceNow, Inc.	(63,395)
3,445	Tableau Software, Inc. - Class A	(262,096)
		(461,684)
Total Securities Sold Short (proceeds $921,102)		(1,001,655)
Total Investments and Securities Sold Short – 100%		$ 148,087,863

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$120,012,344	80.5%
Japan	5,635,076	3.8
United Kingdom	5,543,162	3.7
China	4,149,989	2.8
Taiwan	4,085,829	2.7
Sweden	2,894,583	2.0
South Korea	2,204,720	1.5
Israel	1,156,337	0.8
Russia	1,067,445	0.7
Switzerland	738,815	0.5
Indonesia	657,543	0.4
India	491,394	0.3
Brazil	452,281	0.3
Total	$149,089,518	100.0%

††	Includes Cash Equivalents of 3.7%.

Summary of Investments by Country – (Short Positions) March 31, 2014 (unaudited)
Country	Value	% of Securities Sold Short
United States	(753,115)	75.0%
Japan	(248,540)	25.0
Total	$(1,001,655)	100.0%

Schedule of Forward Currency Contracts, Open March 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
British Pound 5/8/14	318,000	$ 529,926	$ (446)
Japanese Yen 5/8/14	75,100,000	727,865	10,755
		1,257,791	10,309
HSBC Securities (USA), Inc.:
British Pound 5/15/14	40,000	66,654	(223)
Japanese Yen 5/15/14	81,600,000	790,891	(1,245)
		857,545	(1,468)
JPMorgan Chase & Co.:
British Pound 4/24/14	175,000	291,656	951
Japanese Yen 4/24/14	118,300,000	1,146,471	11,625
		1,438,127	12,576
RBC Capital Markets Corp.:
British Pound 4/10/14	279,000	465,033	(265)
Japanese Yen 4/10/14	111,800,000	1,083,386	7,486
		1,548,419	7,221
Total		$ 5,101,882	$ 28,638

Schedule of OTC Written Options - Puts

Counterparty/Reference Asset	Value
UBS AG: Microsoft Corp. expires January 2015 433 contracts exercise price $32.00	$ (27,700)
Credit Suisse International: Twitter, Inc. expires June 2014 30 contracts exercise price $45.00	(14,389)
Credit Suisse International: Whole Foods Market, Inc. expires May 2014 25 contracts exercise price $55.00	(12,580)
Total OTC Written Options - Puts (premiums received $110,400)	$(54,669)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

† A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Global Technology Portfolio	$ 17,058,651

∞ Rate shown is the 7-day yield as of March 31, 2014.

# Loaned security; a portion or all of the security is on loan at March 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Global Technology Portfolio
Apptio, Inc.	5/2/13	$ 584,114	$ 584,114	0.4%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2014. The issuer incurs all registration costs.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Aspen Global Technology Portfolio
Janus Cash Collateral Fund LLC	-	10,574,673	(4,993,072)	5,581,601	$ -	$ 5,153(1)	$ 5,581,601
Janus Cash Liquidity Fund LLC	3,210,971	10,386,385	(13,597,356)	-	-	280	-
					$ -	$ 5,433	$ 5,581,601

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Oil, Gas & Consumable Fuels	$—	$—	$584,114
All Other	142,923,437	—	—

OTC Purchased Options	—	366	—

Investment Purchased with Cash Collateral From Securities Lending	—	5,581,601	—

Total Investments in Securities	$142,923,437	$5,581,967	$584,114

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$30,817	$—

Investments in Securities Sold Short:
Common Stock	$1,001,655	$—	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$2,179	$—
OTC Options Written, at Value	—	54,669	—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen INTECH U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

As of March 31, 2014

Shares	Value
Common Stock — 95.5%
Aerospace & Defense — 3.6%
9,400	Boeing Co.	$ 1,179,606
2,000	General Dynamics Corp.	217,840
19,500	Lockheed Martin Corp.	3,183,180
25,500	Northrop Grumman Corp.	3,146,190
17,900	Raytheon Co.	1,768,341
		9,495,157
Air Freight & Logistics — 0.1%
2,000	FedEx Corp.	265,120
500	United Parcel Service, Inc. - Class B	48,690
		313,810
Airlines — 0.4%
39,700	Southwest Airlines Co.	937,317
Auto Components — 0.9%
7,000	BorgWarner, Inc.	430,290
7,700	Delphi Automotive PLC	522,522
48,700	Goodyear Tire & Rubber Co.	1,272,531
2,700	Johnson Controls, Inc.	127,764
		2,353,107
Automobiles — 0.2%
8,000	Ford Motor Co.	124,800
5,000	Harley-Davidson, Inc.	333,050
		457,850
Beverages — 1.7%
2,500	Beam, Inc.	208,250
3,200	Coca-Cola Co.	123,712
12,000	Constellation Brands, Inc. - Class A*	1,019,640
39,500	PepsiCo, Inc.	3,298,250
		4,649,852
Building Products — 0.2%
8,100	Allegion PLC	422,577
Capital Markets — 0.8%
3,800	Ameriprise Financial, Inc.	418,266
24,400	Charles Schwab Corp.	666,852
41,300	E*TRADE Financial Corp.*	950,726
		2,035,844
Chemicals — 2.8%
2,200	Air Products & Chemicals, Inc.	261,888
5,100	Airgas, Inc.	543,201
1,800	CF Industries Holdings, Inc.	469,152
1,800	Ecolab, Inc.	194,382
1,400	EI du Pont de Nemours & Co.	93,940
10,700	FMC Corp.	819,192
1,700	LyondellBasell Industries NV - Class A	151,198
6,000	Praxair, Inc.	785,820
18,200	Sherwin-Williams Co.	3,587,766
5,600	Sigma-Aldrich Corp.	522,928
		7,429,467
Commercial Banks — 1.3%
5,600	BB&T Corp.	224,952
7,000	Comerica, Inc.	362,600
29,500	KeyCorp	420,080
11,000	M&T Bank Corp.	1,334,300
1,800	PNC Financial Services Group, Inc.	156,600
30,700	Regions Financial Corp.	341,077
14,200	U.S. Bancorp	608,612
2,300	Wells Fargo & Co.	114,402
		3,562,623
Commercial Services & Supplies — 0.2%
16,800	ADT Corp.#	503,160
2,400	Cintas Corp.	143,064
		646,224
Communications Equipment — 1.4%
41,600	Harris Corp.	3,043,456
4,400	Juniper Networks, Inc.*	113,344
3,400	Motorola Solutions, Inc.	218,586
5,100	QUALCOMM, Inc.	402,186
		3,777,572
Consumer Finance — 0.3%
36,400	SLM Corp.	891,072
Containers & Packaging — 0.1%
2,500	Ball Corp.	137,025
Diversified Consumer Services — 0.6%
2,100	Graham Holdings Co.	1,477,875
Diversified Financial Services — 1.0%
18,400	CME Group, Inc.	1,361,784
4,502	IntercontinentalExchange Group, Inc.	890,631
3,400	McGraw Hill Financial, Inc.	259,420
4,300	NASDAQ OMX Group, Inc.	158,842
		2,670,677
Diversified Telecommunication Services — 0.4%
19,400	CenturyLink, Inc.	637,096
7,900	Verizon Communications, Inc.	375,803
		1,012,899
Electric Utilities — 5.1%
2,800	American Electric Power Co., Inc.	141,848
3,000	Duke Energy Corp.	213,660
1,700	Entergy Corp.	113,645
700	Exelon Corp.	23,492
5,400	FirstEnergy Corp.	183,762
1,100	NextEra Energy, Inc.	105,182
2,800	Northeast Utilities	127,400
45,800	PPL Corp.	1,517,812
233,300	Southern Co.	10,251,202
27,000	Xcel Energy, Inc.	819,720
		13,497,723
Electrical Equipment — 0.2%
2,000	Rockwell Automation, Inc.	249,100
2,000	Roper Industries, Inc.	267,020
		516,120
Electronic Equipment, Instruments & Components — 0.3%
13,500	FLIR Systems, Inc.	486,000
17,400	Jabil Circuit, Inc.	313,200
		799,200
Energy Equipment & Services — 0.4%
1,500	Halliburton Co.	88,335
2,100	Helmerich & Payne, Inc.	225,876
14,300	Nabors Industries, Ltd.	352,495
1,100	National Oilwell Varco, Inc.	85,657
4,500	Rowan Cos. PLC - Class A	151,560
2,100	Schlumberger, Ltd. (U.S. Shares)	204,750
		1,108,673
Food & Staples Retailing — 2.9%
700	CVS Caremark Corp.	52,402
9,700	Kroger Co.	423,405
21,400	Safeway, Inc.	790,516
24,100	Sysco Corp.	870,733
73,600	Wal-Mart Stores, Inc.	5,625,248
		7,762,304
Food Products — 11.5%
87,000	ConAgra Foods, Inc.	2,699,610
207,500	General Mills, Inc.	10,752,650
33,000	Hershey Co.	3,445,200
16,100	Hormel Foods Corp.	793,247
11,100	JM Smucker Co.	1,079,364
132,000	Kellogg Co.	8,277,720
41,300	McCormick & Co., Inc.	2,962,862
5,700	Mead Johnson Nutrition Co.	473,898
4,000	Tyson Foods, Inc. - Class A	176,040
		30,660,591
Gas Utilities — 0.1%
3,600	AGL Resources, Inc.	176,256
Health Care Equipment & Supplies — 2.1%
14,600	Becton, Dickinson and Co.	1,709,368
7,500	Boston Scientific Corp.*	101,400
7,600	CR Bard, Inc.	1,124,648
2,400	DENTSPLY International, Inc.	110,496
5,100	Edwards Lifesciences Corp.*	378,267
4,700	Intuitive Surgical, Inc.*	2,058,553
2,500	St Jude Medical, Inc.	163,475
		5,646,207
Health Care Providers & Services — 8.6%
33,264	Aetna, Inc.	2,493,802
2,800	AmerisourceBergen Corp.	183,652
17,800	Cardinal Health, Inc.	1,245,644
27,300	Cigna Corp.	2,285,829
26,200	DaVita HealthCare Partners, Inc.*	1,803,870
6,600	Express Scripts Holding Co.*	495,594
27,900	Humana, Inc.	3,144,888
36,200	Laboratory Corp. of America Holdings*	3,555,202
11,400	McKesson Corp.	2,012,898
33,800	Quest Diagnostics, Inc.#	1,957,696
2,300	Tenet Healthcare Corp.*	98,463
29,700	UnitedHealth Group, Inc.	2,435,103
11,000	WellPoint, Inc.	1,095,050
		22,807,691
Hotels, Restaurants & Leisure — 2.5%
1,500	Chipotle Mexican Grill, Inc.*	852,075
36,900	McDonald's Corp.	3,617,307
5,400	Starbucks Corp.	396,252
4,900	Wynn Resorts, Ltd.	1,088,535
9,400	Yum! Brands, Inc.	708,666
		6,662,835
Household Durables — 0.4%
17,500	Garmin, Ltd.#	967,050
2,000	Harman International Industries, Inc.	212,800
		1,179,850
Household Products — 9.6%
60,400	Clorox Co.#	5,315,804
19,700	Colgate-Palmolive Co.	1,277,939
85,900	Kimberly-Clark Corp.	9,470,475
116,000	Procter & Gamble Co.	9,349,600
		25,413,818
Independent Power and Renewable Electricity Producers — 0.1%
7,800	NRG Energy, Inc.	248,040
Information Technology Services — 1.4%
3,400	Alliance Data Systems Corp.*	926,330
27,100	Cognizant Technology Solutions Corp. - Class A*	1,371,531
11,400	MasterCard, Inc. - Class A	851,580
18,300	Total System Services, Inc.	556,503
200	Visa, Inc. - Class A	43,172
		3,749,116
Insurance — 1.4%
13,400	Aflac, Inc.	844,736
3,500	Aon PLC	294,980
12,500	Assurant, Inc.	812,000
8,700	Cincinnati Financial Corp.	423,342
5,100	Lincoln National Corp.	258,417
1,900	Principal Financial Group, Inc.	87,381
26,600	Progressive Corp.	644,252
400	Prudential Financial, Inc.	33,860
5,800	Torchmark Corp.	456,460
		3,855,428
Internet & Catalog Retail — 0.9%
300	Amazon.com, Inc.*	100,956
2,900	Netflix, Inc.*	1,020,887
1,000	priceline.com, Inc.*	1,191,890
500	TripAdvisor, Inc.	45,295
		2,359,028
Internet Software & Services — 1.1%
1,900	eBay, Inc.*	104,956
17,400	Facebook, Inc. - Class A*	1,048,176
400	Google, Inc. - Class A*	445,804
10,800	VeriSign, Inc.	582,228
18,000	Yahoo!, Inc.*	646,200
		2,827,364
Life Sciences Tools & Services — 0.4%
9,500	Agilent Technologies, Inc.	531,240
1,100	PerkinElmer, Inc.	49,566
4,200	Thermo Fisher Scientific, Inc.	505,008
		1,085,814
Machinery — 0.6%
6,500	Deere & Co.	590,200
2,000	Dover Corp.	163,500
3,800	Flowserve Corp.	297,692
2,700	Ingersoll-Rand PLC	154,548
1,500	Pall Corp.	134,205
1,100	Stanley Black & Decker, Inc.	89,364
3,800	Xylem, Inc.	138,396
		1,567,905
Media — 0.8%
8,700	Cablevision Systems Corp. - Class A	146,769
3,500	Comcast Corp. - Class A	175,070
9,800	Interpublic Group of Cos., Inc.	167,972
11,400	News Corp. - Class A*	196,308
2,800	Scripps Networks Interactive, Inc. - Class A	212,548
2,900	Time Warner Cable, Inc.	397,822
400	Time Warner, Inc.	26,132
3,200	Twenty-First Century Fox, Inc. - Class A	102,304
8,000	Viacom, Inc. - Class B	679,920
		2,104,845
Metals & Mining — 1.1%
6,400	Alcoa, Inc.	82,368
111,200	Newmont Mining Corp.	2,606,528
5,900	United States Steel Corp.#	162,899
		2,851,795
Multi-Utilities — 2.0%
6,200	Ameren Corp.	255,440
77,700	Consolidated Edison, Inc.	4,168,605
6,200	Dominion Resources, Inc.	440,138
1,900	Sempra Energy	183,844
3,700	Wisconsin Energy Corp.	172,235
		5,220,262
Multiline Retail — 0.6%
1,100	Dollar General Corp.*	61,028
2,300	Dollar Tree, Inc.*	120,014
1,700	Family Dollar Stores, Inc.	98,617
2,500	Kohl's Corp.#	142,000
21,400	Target Corp.	1,294,914
		1,716,573
Oil, Gas & Consumable Fuels — 2.6%
900	Anadarko Petroleum Corp.	76,284
54,900	Cabot Oil & Gas Corp.	1,860,012
35,300	Chesapeake Energy Corp.	904,386
2,800	ConocoPhillips	196,980
5,400	Denbury Resources, Inc.	88,560
2,100	EOG Resources, Inc.	411,957
6,900	EQT Corp.	669,093
800	Exxon Mobil Corp.	78,144
1,000	Hess Corp.	82,880
7,300	Occidental Petroleum Corp.	695,617
5,400	ONEOK, Inc.	319,950
800	Phillips 66	61,648
1,800	Pioneer Natural Resources Co.	336,852
1,500	Range Resources Corp.	124,455
14,000	Southwestern Energy Co.*	644,140
4,500	Spectra Energy Corp.	166,230
2,600	Valero Energy Corp.	138,060
4,000	Williams Cos., Inc.	162,320
		7,017,568
Pharmaceuticals — 5.2%
13,900	Actavis PLC*	2,861,315
6,900	Bristol-Myers Squibb Co.	358,455
69,100	Johnson & Johnson	6,787,693
29,400	Merck & Co., Inc.	1,669,038
28,100	Mylan, Inc.*	1,372,123
3,400	Perrigo Co. PLC	525,844
7,600	Pfizer, Inc.	244,112
		13,818,580
Professional Services — 0.3%
20,900	Nielsen Holdings NV	932,767
Real Estate Investment Trusts (REITs) — 0.1%
2,900	Crown Castle International Corp.	213,962
Road & Rail — 0.1%
1,700	Norfolk Southern Corp.	165,189
500	Union Pacific Corp.	93,830
		259,019
Semiconductor & Semiconductor Equipment — 1.8%
6,500	Applied Materials, Inc.	132,730
9,800	Intel Corp.	252,938
52,000	LSI Corp.*	575,640
125,100	Micron Technology, Inc.*	2,959,866
14,300	Xilinx, Inc.	776,061
		4,697,235
Software — 0.4%
2,300	Autodesk, Inc.*	113,114
29,300	Electronic Arts, Inc.*	849,993
1,200	Intuit, Inc.	93,276
400	Microsoft Corp.	16,396
2,000	Symantec Corp.	39,940
		1,112,719
Specialty Retail — 5.8%
15,600	AutoZone, Inc.*	8,378,760
7,100	Best Buy Co., Inc.	187,511
7,000	GameStop Corp. - Class A#	287,700
11,400	Home Depot, Inc.	902,082
13,100	L Brands, Inc.	743,687
26,700	O'Reilly Automotive, Inc.*	3,962,013
3,800	PetSmart, Inc.	261,782
2,300	Ross Stores, Inc.	164,565
10,700	TJX Cos., Inc.	648,955
		15,537,055
Technology Hardware, Storage & Peripherals — 2.2%
7,800	Apple, Inc.	4,186,572
18,100	EMC Corp.	496,121
25,000	NetApp, Inc.	922,500
2,600	Western Digital Corp.	238,732
		5,843,925
Textiles, Apparel & Luxury Goods — 0.5%
2,900	Coach, Inc.	144,014
5,100	Michael Kors Holdings, Ltd.*	475,677
2,900	NIKE, Inc. - Class B	214,194
1,100	PVH Corp.	137,247
4,000	VF Corp.	247,520
		1,218,652
Thrifts & Mortgage Finance — 0.3%
42,300	Hudson City Bancorp, Inc.	415,809
27,700	People's United Financial, Inc.	411,899
		827,708
Tobacco — 6.1%
242,200	Altria Group, Inc.	9,065,546
96,200	Lorillard, Inc.	5,202,496
36,400	Reynolds American, Inc.	1,944,488
		16,212,530
Trading Companies & Distributors — 0%
600	Fastenal Co.	29,592
Total Common Stock (cost $234,652,145)		253,809,698
Money Market — 3.4%
9,085,175	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $9,085,175)	9,085,175
Investment Purchased with Cash Collateral From Securities Lending — 1.1%
2,801,650	Janus Cash Collateral Fund LLC, 0.0579%∞,£ (cost $2,801,650)	2,801,650
Total Investments (total cost $246,538,970) – 100%		$ 265,696,523

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$265,696,523	100.0%
††	Includes Cash Equivalents of 4.5%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

∞ Rate shown is the 7-day yield as of March 31, 2014.

# Loaned security; a portion or all of the security is on loan at March 31, 2014.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Aspen INTECH U.S. Low Volatility Portfolio
Janus Cash Collateral Fund LLC	-	13,584,331	(10,782,681)	2,801,650	$ -	$ 476(1)	$ 2,801,650
Janus Cash Liquidity Fund LLC	4,650,289	43,162,886	(38,728,000)	9,085,175	-	995	9,085,175
					$ -	$ 1,471	$ 11,886,825
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$253,809,698	$—	$—

Money Market	—	9,085,175	—

Investment Purchased with Cash Collateral From Securities Lending	—	2,801,650	—

Total Investments in Securities	$253,809,698	$11,886,825	$—

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Common Stock — 99.9%
Aerospace & Defense — 1.7%
39,842	Precision Castparts Corp.	$ 10,070,464
Beverages — 3.4%
120,019	Diageo PLC†	3,723,086
26,622	Pernod Ricard SA†	3,098,779
266,302	SABMiller PLC†	13,294,681
		20,116,546
Biotechnology — 7.5%
11,681	Alexion Pharmaceuticals, Inc.*	1,777,030
36,157	Biogen Idec, Inc.*	11,059,342
61,726	Celgene Corp.*	8,616,950
73,560	Endo International PLC*	5,049,894
209,832	Gilead Sciences, Inc.*	14,868,695
50,807	Medivation, Inc.*	3,270,447
		44,642,358
Capital Markets — 0.4%
30,537	T Rowe Price Group, Inc.	2,514,722
Chemicals — 1.6%
81,366	Monsanto Co.	9,257,010
Commercial Services & Supplies — 1.0%
145,650	Tyco International, Ltd. (U.S. Shares)	6,175,560
Communications Equipment — 2.7%
69,829	Motorola Solutions, Inc.	4,489,307
147,221	QUALCOMM, Inc.	11,609,848
		16,099,155
Containers & Packaging — 0.8%
88,009	Ball Corp.	4,823,773
Electric Utilities — 0.9%
138,961	Brookfield Infrastructure Partners L.P.	5,482,011
Electrical Equipment — 2.2%
308,989	Sensata Technologies Holding NV*	13,175,291
Electronic Equipment, Instruments & Components — 3.2%
123,302	Amphenol Corp. - Class A	11,300,628
125,781	TE Connectivity, Ltd. (U.S. Shares)	7,573,274
		18,873,902
Energy Equipment & Services — 0.7%
71,192	Dresser-Rand Group, Inc.*	4,158,325
Food & Staples Retailing — 1.6%
183,444	Whole Foods Market, Inc.	9,302,445
Health Care Providers & Services — 1.5%
44,017	Aetna, Inc.	3,299,955
127,907	Catamaran Corp. (U.S. Shares)*	5,725,117
		9,025,072
Health Care Technology — 0.6%
22,744	athenahealth, Inc.*	3,644,499
Hotels, Restaurants & Leisure — 4.0%
4,675	Chipotle Mexican Grill, Inc.*	2,655,634
99,266	Dunkin' Brands Group, Inc.	4,981,168
216,869	Starbucks Corp.	15,913,847
		23,550,649
Household Products — 1.4%
127,559	Colgate-Palmolive Co.	8,274,752
Industrial Conglomerates — 1.6%
129,334	Danaher Corp.	9,700,050
Information Technology Services — 4.5%
124,119	MasterCard, Inc. - Class A	9,271,689
163,266	Teradata Corp.*	8,031,055
44,413	Visa, Inc. - Class A	9,586,990
		26,889,734
Insurance — 0.4%
27,829	Aon PLC	2,345,428
Internet & Catalog Retail — 2.8%
17,802	Amazon.com, Inc.*	5,990,729
39,331	Ctrip.com International, Ltd. (ADR)*	1,983,069
5,103	priceline.com, Inc.*	6,082,215
212,900	Rakuten, Inc.†	2,840,729
		16,896,742
Internet Software & Services — 6.7%
46,768	eBay, Inc.*	2,583,464
56,337	Facebook, Inc. - Class A*	3,393,741
28,229	Google, Inc. - Class A*,†	31,461,503
8,716	LinkedIn Corp. - Class A*	1,611,937
14,467	Twitter, Inc.*	675,175
		39,725,820
Leisure Products — 0.5%
75,906	Mattel, Inc.	3,044,590
Machinery — 1.3%
104,665	Colfax Corp.*	7,465,755
Media — 4.2%
111,363	Comcast Corp. - Class A	5,570,377
430,969	Twenty-First Century Fox, Inc. - Class A	13,778,079
67,315	Walt Disney Co.	5,389,912
		24,738,368
Oil, Gas & Consumable Fuels — 4.3%
47,759	Antero Resources Corp.	2,989,714
124,720	Enterprise Products Partners L.P.	8,650,579
27,736	EOG Resources, Inc.	5,440,971
121,978	Noble Energy, Inc.	8,665,317
		25,746,581
Pharmaceuticals — 4.3%
43,560	Jazz Pharmaceuticals PLC*	6,040,901
48,931	Johnson & Johnson	4,806,492
32,970	Perrigo Co. PLC	5,099,140
37,431	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	4,934,529
167,455	Zoetis, Inc.	4,846,148
		25,727,210
Professional Services — 0.9%
85,901	Verisk Analytics, Inc. - Class A*	5,150,624
Real Estate Investment Trusts (REITs) — 3.8%
184,936	American Tower Corp.	15,140,710
4,423,715	Colony American Homes Holdings III L.P. - Private Placement*,§	4,689,138
43,709	Ventas, Inc.	2,647,454
		22,477,302
Real Estate Management & Development — 0.5%
114,124	CBRE Group, Inc. - Class A*	3,130,421
Road & Rail — 4.2%
93,477	Canadian Pacific Railway, Ltd. (U.S. Shares)	14,061,745
59,644	Union Pacific Corp.	11,192,793
		25,254,538
Semiconductor & Semiconductor Equipment — 3.9%
889,686	ARM Holdings PLC†	14,800,417
494,390	Atmel Corp.*	4,133,100
23,811	Avago Technologies, Ltd.	1,533,667
755,942	Taiwan Semiconductor Manufacturing Co., Ltd.	2,941,843
		23,409,027
Software — 5.1%
52,351	ANSYS, Inc.*	4,032,074
740,314	Cadence Design Systems, Inc.*	11,504,480
6,495	Intuit, Inc.	504,856
96,753	Oracle Corp.†	3,958,165
181,092	Salesforce.com, Inc.*	10,338,542
		30,338,117
Specialty Retail — 7.1%
5,015	AutoZone, Inc.*	2,693,556
155,727	Home Depot, Inc.	12,322,677
78,339	PetSmart, Inc.	5,396,774
238,005	Sally Beauty Holdings, Inc.*	6,521,337
88,681	TJX Cos., Inc.	5,378,503
56,863	Ulta Salon, Cosmetics & Fragrance, Inc.	5,543,005
62,937	Williams-Sonoma, Inc.	4,194,122
		42,049,974
Technology Hardware, Storage & Peripherals — 5.4%
59,586	Apple, Inc.†	31,982,190
Textiles, Apparel & Luxury Goods — 0.4%
28,353	NIKE, Inc. - Class B	2,094,153
Trading Companies & Distributors — 2.2%
51,696	WW Grainger, Inc.	13,061,511
Wireless Telecommunication Services — 0.6%
110,267	T-Mobile U.S., Inc.	3,642,119
Total Common Stock (cost $453,660,826)		594,056,788
OTC Purchased Option - Call — 0.1%
Credit Suisse International: Oracle Corp. expires September 2014 778 contracts exercise price $37.00 (premiums paid $187,498)		371,969
Total Investments (total cost $453,848,324) – 100%		$ 594,428,757

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States	$527,024,762	88.7%
United Kingdom	31,818,184	5.3
Canada	24,721,391	4.2
France	3,098,779	0.5
Taiwan	2,941,843	0.5
Japan	2,840,729	0.5
China	1,983,069	0.3
Total	$594,428,757	100.0%

Schedule of Forward Currency Contracts, Open

March 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
British Pound 5/8/14	2,540,000	$ 4,232,741	$ (3,565)
Euro 5/8/14	342,000	471,070	5,483
Japanese Yen 5/8/14	108,300,000	1,049,638	15,510
		5,753,449	17,428
HSBC Securities (USA), Inc.:
British Pound 5/15/14	3,150,000	5,249,006	(17,596)
Euro 5/15/14	740,000	1,019,265	(174)
Japanese Yen 5/15/14	60,000,000	581,537	(916)
		6,849,808	(18,686)
JPMorgan Chase & Co.:
British Pound 4/24/14	3,490,000	5,816,452	18,968
Euro 4/24/14	552,000	760,342	1,373
Japanese Yen 4/24/14	40,000,000	387,649	2,769
		6,964,443	23,110
RBC Capital Markets Corp.:
British Pound 4/10/14	4,480,000	7,467,200	(17,766)
Japanese Yen 4/10/14	62,500,000	605,649	4,211
		8,072,849	(13,555)
Total		$ 27,640,549	$ 8,297

Schedule of OTC Written Option – Put March 31, 2014
Counterparty/Reference Asset	Value
Credit Suisse International: Oracle Corp. expires September 2014 1,557 contracts exercise price $34.00 (premiums received $260,019)	$ (80,530)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Janus Portfolio	$79,532,149

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Janus Portfolio
Colony American Homes Holdings III L.P. - Private Placement	1/30/13	$4,429,260	$4,689,138	0.8%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2014. The issuer incurs all registration costs.

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Aspen Janus Portfolio
Janus Cash Liquidity Fund LLC	8,086,000	8,627,077	(16,713,077)	-	$ -	$ 98	$ -

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Real Estate Investment Trusts (REITs)	$17,788,164	$—	$4,689,138
All Other	571,579,486	—	—

OTC Purchased Options	—	371,969	—

Total Investments in Securities	$589,367,650	$371,969	$4,689,138

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$48,314	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$40,017	$—
Options Written, at Value	—	80,530	—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Common Stock — 97.0%
Air Freight & Logistics — 1.6%
146,058	Panalpina Welttransport Holding AG	$ 22,442,494
Airlines — 5.3%
1,666,076	United Continental Holdings, Inc.*,†	74,356,972
Automobiles — 0.2%
1,129,300	SAIC Motor Corp., Ltd. - Class Aß	2,515,408
Beverages — 1.0%
175,583	Remy Cointreau SA	14,088,725
Biotechnology — 1.6%
321,459	Endo International PLC*	22,068,160
Capital Markets — 1.4%
425,865	Deutsche Bank AG	19,050,852
Commercial Banks — 6.0%
932,963	Axis Bank, Ltd.	22,818,261
1,637,655	Punjab National Bank	20,401,098
775,263	State Bank of India	24,896,958
1,099,898	TCS Group Holding PLC (GDR)	8,909,174
1,124,139	Turkiye Halk Bankasi A/S	6,964,111
		83,989,602
Communications Equipment — 4.6%
4,913,195	Telefonaktiebolaget LM Ericsson - Class B†	65,457,630
Construction & Engineering — 1.8%
9,553,400	Louis XIII Holdings, Ltd.*	10,457,095
2,305,363	UGL, Ltd.#	15,005,423
		25,462,518
Diversified Financial Services — 1.1%
2,639,171	Reliance Capital, Ltd.	15,287,436
Electrical Equipment — 1.3%
1,197,085	Havells India, Ltd.	18,721,555
Food & Staples Retailing — 0.8%
712,669	X5 Retail Group NV (GDR)	11,167,523
Food Products — 0.1%
46,586,847	Chaoda Modern Agriculture Holdings, Ltd.*,ß	1,982,087
Hotels, Restaurants & Leisure — 4.2%
3,319,564	Bwin.Party Digital Entertainment PLC	7,005,214
6,566,400	Melco Crown Philippines Resorts Corp.*	1,905,174
5,454,465	Melco International Development, Ltd.	18,283,987
302,885	Orascom Development Holding AG	4,849,313
16,913,835	Shangri-La Asia, Ltd.	27,694,352
		59,738,040
Household Durables — 2.3%
430,900	Iida Group Holdings Co., Ltd.†	5,966,629
6,586,500	MRV Engenharia e Participacoes SA	23,488,995
5,510,620	PDG Realty SA Empreendimentos e Participacoes	3,498,035
		32,953,659
Independent Power and Renewable Electricity Producers — 0.4%
7,057,844	Adani Power, Ltd.*	5,744,138
Industrial Conglomerates — 2.0%
15,811,236	John Keells Holdings PLC	27,471,493
Information Technology Services — 1.2%
500,298	QIWI PLC (ADR)	17,335,326
Internet & Catalog Retail — 4.1%
675,211	Ctrip.com International, Ltd. (ADR)*	34,044,139
381,602	MakeMyTrip, Ltd.*	10,333,782
1,040,100	Rakuten, Inc.†	13,878,078
		58,255,999
Internet Software & Services — 2.1%
1,060,576	Youku Tudou, Inc. (ADR)*	29,738,551
Machinery — 0.5%
124,118	Vallourec SA	6,737,199
Media — 0.9%
668,900	Fuji Media Holdings, Inc.†	12,282,611
Metals & Mining — 3.0%
5,538,193	Fortescue Metals Group, Ltd.	26,958,715
3,376,046	Hindustan Zinc, Ltd.	7,287,488
2,586,335	Turquoise Hill Resources, Ltd.*	8,657,775
		42,903,978
Oil, Gas & Consumable Fuels — 18.4%
1,118,325	Africa Oil Corp.*	7,497,320
848,054	Africa Oil Corp. - Private Placement*,§	5,688,559
2,465,335	Athabasca Oil Corp.*	17,754,516
1,218,001	Cobalt International Energy, Inc.*	22,313,778
1,343,952	Karoon Gas Australia, Ltd.*	3,190,036
6,400,377	Ophir Energy PLC*	25,604,922
2,145,867	Pacific Rubiales Energy Corp.	38,653,951
3,954,905	Petroleo Brasileiro SA (ADR)†	52,007,001
5,114,549	Reliance Industries, Ltd.	79,718,102
270,227	Trilogy Energy Corp.	6,627,933
		259,056,118
Pharmaceuticals — 4.9%
9,752,300	Genomma Lab Internacional SAB de CV - Class B*	25,078,496
298,158	Jazz Pharmaceuticals PLC*	41,348,551
434,317	Strides Arcolab, Ltd.	2,815,078
		69,242,125
Real Estate Investment Trusts (REITs) — 1.3%
4,945,900	Concentradora Fibra Hotelera Mexicana SA de CV	8,350,260
7,822,186	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,216,340
		17,566,600
Real Estate Management & Development — 7.1%
635,679	Countrywide PLC	6,935,123
12,635,525	DLF, Ltd.	37,336,321
86,676,732	Evergrande Real Estate Group, Ltd.#	40,900,538
815,000	Kennedy-Wilson Europe Real Estate PLC*	14,128,550
		99,300,532
Road & Rail — 0.6%
751,359	Globaltrans Investment PLC (GDR)	8,670,683
Semiconductor & Semiconductor Equipment — 3.4%
2,884,056	ARM Holdings PLC	47,977,862
Software — 4.8%
1,999,200	Nexon Co., Ltd.†	16,853,721
430,100	Nintendo Co., Ltd.†	51,095,213
		67,948,934
Textiles, Apparel & Luxury Goods — 7.1%
68,129,940	Li & Fung, Ltd.	100,662,573
Trading Companies & Distributors — 1.9%
4,383,510	Adani Enterprises, Ltd.	27,013,844
Total Common Stock (cost $1,401,846,890)		1,367,191,227
Warrants — 0%
Industrial Conglomerates — 0%
348,229	John Keells Holdings PLC expires 11/12/15*	182,844
348,229	John Keells Holdings PLC expires 11/11/16 *	191,639
Total Warrants (cost $165,463)		374,483
Investment Purchased with Cash Collateral From Securities Lending — 3.0%
42,203,630	Janus Cash Collateral Fund LLC, 0.0579% ∞,£ (cost $42,203,630)	42,203,630
Total Investments (total cost $1,444,215,983) – 100%		$ 1,409,769,340

Summary of Investments by Country – (Long Positions)

March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
India	$272,374,061	19.3%
United States††	216,419,641	15.4
Hong Kong	157,098,007	11.1
China	109,180,723	7.7
Japan	100,076,252	7.1
United Kingdom	87,523,121	6.2
Canada	84,880,054	6.0
Brazil	78,994,031	5.6
Sweden	65,457,630	4.6
Russia	46,082,706	3.3
Australia	45,154,174	3.2
Mexico	33,428,756	2.4
Sri Lanka	27,845,976	2.0
Switzerland	27,291,807	1.9
France	20,825,924	1.5
Germany	19,050,852	1.4
Turkey	16,180,451	1.2
Philippines	1,905,174	0.1
Total	$1,409,769,340	100.0%

††	Includes Cash Equivalents of 3.0%.

Schedule of Forward Currency Contracts, Open

March 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International: Japanese Yen 5/8/14	2,685,000,000	$ 26,022,888	$ 384,524
HSBC Securities (USA), Inc.: Japanese Yen 5/15/14	2,000,000,000	19,384,575	(30,517)
JPMorgan Chase & Co.: Japanese Yen 4/24/14	2,000,000,000	19,382,428	196,527
RBC Capital Markets Corp.: Japanese Yen 4/10/14	2,790,000,000	27,036,194	173,497
Total		$ 91,826,085	$ 724,031

Total Return Swap outstanding at March 31, 2014

Counterparty	Notional Amount	Return Paid by the Portfolio	Return Received by the Portfolio	Termination Date	Unrealized Appreciation
Credit Suisse International	$ 9,670,814	1 month USD LIBOR plus 75 basis points	Moscow Exchange	8/22/14	$ 1,760,231

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income-producing security.

†	A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Overseas Portfolio	$ 291,315,673

β	Security is illiquid.

∞	Rate shown is the 7-day yield as of March 31, 2014.

#	Loaned security; a portion or all of the security is on loan at March 31, 2014.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Overseas Portfolio
Africa Oil Corp. - Private Placement	10/17/13	$ 6,845,546	$ 5,688,559	0.4%

 The Portfolio has registration rights for certain restricted securities held as of March 31, 2014. The issuer incurs all registration costs.

£	The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Aspen Overseas Portfolio
Janus Cash Collateral Fund LLC	-	80,161,225	(37,957,595)	42,203,630	$ -	$ 52,267(1)	$ 42,203,630
Janus Cash Liquidity Fund LLC	10,292,000	92,053,380	(102,345,380)	-	-	2,022	-
					$-	$ 54,289	$ 42,203,630
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Food Products	$—	$—	$1,982,087
Oil, Gas & Consumable Fuels	253,367,559	5,688,559	—
All Other	1,106,153,022	—	—

Warrants	374,483	—	—

Investment Purchased with Cash Collateral From Securities Lending	—	42,203,630	—

Total Investments in Securities	$1,359,895,064	$47,892,189	$1,982,087

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$754,548	$—
Outstanding Swap Contract at Value	—	1,760,231	—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$30,517	$—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount		Value
Common Stock — 95.1%
Aerospace & Defense — 1.6%
10,053	General Dynamics Corp.	$ 1,094,973
15,000	Rockwell Collins, Inc.	1,195,050
		2,290,023
Auto Components — 0.7%
12,700	TRW Automotive Holdings Corp.*	1,036,574
Beverages — 2.7%
38,590	Dr Pepper Snapple Group, Inc.	2,101,611
30,402	Molson Coors Brewing Co. - Class B	1,789,462
		3,891,073
Capital Markets — 4.0%
8,234	Carlyle Group L.P.	289,343
13,863	Invesco, Ltd.	512,931
18,840	Northern Trust Corp.	1,235,150
27,450	Raymond James Financial, Inc.	1,535,279
10,600	State Street Corp.	737,230
17,749	T Rowe Price Group, Inc.	1,461,630
		5,771,563
Commercial Banks — 7.9%
51,703	CIT Group, Inc.	2,534,481
74,846	Fifth Third Bancorp	1,717,716
42,856	First Republic Bank	2,313,795
86,559	Fulton Financial Corp.	1,088,912
11,578	M&T Bank Corp.	1,404,411
74,568	Zions Bancorp	2,310,117
		11,369,432
Commercial Services & Supplies — 4.2%
85,872	Republic Services, Inc.	2,933,387
72,660	Tyco International, Ltd. (U.S. Shares)	3,080,784
		6,014,171
Communications Equipment — 0.9%
21,123	Motorola Solutions, Inc.	1,357,998
Construction & Engineering — 1.8%
19,329	Jacobs Engineering Group, Inc.*	1,227,391
51,195	KBR, Inc.	1,365,883
		2,593,274
Consumer Finance — 1.0%
23,813	Discover Financial Services	1,385,678
Containers & Packaging — 0.9%
29,716	Crown Holdings, Inc.*	1,329,494
Diversified Financial Services — 0.5%
3,312	IntercontinentalExchange Group, Inc.	655,213
Electric Utilities — 2.6%
113,570	PPL Corp.	3,763,710
Electrical Equipment — 1.5%
65,784	Babcock & Wilcox Co.	2,184,029
Energy Equipment & Services — 2.1%
16,730	Ensco PLC - Class A	883,010
33,945	Frank's International NV	841,157
10,952	National Oilwell Varco, Inc.	852,832
24,661	Weatherford International, Ltd.*	428,115
		3,005,114
Food & Staples Retailing — 1.7%
22,209	Casey's General Stores, Inc.	1,501,106
27,719	Sysco Corp.	1,001,488
		2,502,594
Food Products — 2.0%
14,856	JM Smucker Co.	1,444,598
19,726	McCormick & Co., Inc.	1,415,143
		2,859,741
Gas Utilities — 0.8%
24,685	AGL Resources, Inc.	1,208,578
Health Care Equipment & Supplies — 3.4%
26,200	Stryker Corp.	2,134,514
10,500	Varian Medical Systems, Inc.*	881,895
19,800	Zimmer Holdings, Inc.	1,872,684
		4,889,093
Health Care Providers & Services — 4.4%
25,996	Laboratory Corp. of America Holdings*	2,553,067
4,419	McKesson Corp.	780,263
47,029	Patterson Cos., Inc.	1,963,931
19,087	Quest Diagnostics, Inc.	1,105,519
		6,402,780
Insurance — 8.2%
48,070	Allstate Corp.	2,719,801
41,508	Arthur J Gallagher & Co.	1,974,951
46,521	Marsh & McLennan Cos., Inc.	2,293,485
17,680	RenaissanceRe Holdings, Ltd.	1,725,568
39,300	Torchmark Corp.	3,092,910
		11,806,715
Leisure Products — 1.1%
40,370	Mattel, Inc.	1,619,241
Life Sciences Tools & Services — 1.4%
17,060	Thermo Fisher Scientific, Inc.	2,051,294
Machinery — 1.3%
8,351	Deere & Co.	758,271
13,909	Stanley Black & Decker, Inc.	1,129,967
		1,888,238
Marine — 1.7%
24,808	Kirby Corp.*	2,511,810
Metals & Mining — 1.2%
18,535	Allegheny Technologies, Inc.	698,399
44,855	Goldcorp, Inc. (U.S. Shares)	1,098,050
		1,796,449
Multi-Utilities — 1.5%
38,800	Alliant Energy Corp.	2,204,228
Multiline Retail — 1.5%
16,562	Macy's, Inc.	981,961
19,208	Nordstrom, Inc.	1,199,540
		2,181,501
Oil, Gas & Consumable Fuels — 7.0%
13,569	Anadarko Petroleum Corp.	1,150,108
20,077	HollyFrontier Corp.	955,264
21,036	Noble Energy, Inc.	1,494,397
20,093	Plains All American Pipeline L.P.	1,107,526
100,497	Plains GP Holdings L.P. - Class A	2,811,906
54,970	QEP Resources, Inc.	1,618,317
14,610	Whiting Petroleum Corp.*	1,013,788
		10,151,306
Pharmaceuticals — 1.5%
26,630	Teva Pharmaceutical Industries, Ltd. (ADR)	1,407,129
24,512	Zoetis, Inc.	709,377
		2,116,506
Real Estate Investment Trusts (REITs) — 8.6%
12,500	Alexandria Real Estate Equities, Inc.	907,000
9,136	AvalonBay Communities, Inc.	1,199,740
25,600	Equity Lifestyle Properties, Inc.	1,040,640
23,929	Home Properties, Inc.	1,438,611
32,922	Potlatch Corp.	1,273,752
9,633	Public Storage	1,623,064
44,390	Redwood Trust, Inc.	900,229
10,800	Taubman Centers, Inc.	764,532
80,649	Two Harbors Investment Corp.	826,652
83,230	Weyerhaeuser Co.	2,442,801
		12,417,021
Road & Rail — 3.0%
18,720	Canadian Pacific Railway, Ltd. (U.S. Shares)	2,816,050
14,957	Kansas City Southern	1,526,511
		4,342,561
Semiconductor & Semiconductor Equipment — 3.0%
44,674	Altera Corp.	1,618,986
24,755	Analog Devices, Inc.	1,315,481
30,808	Microchip Technology, Inc.	1,471,390
		4,405,857
Software — 3.0%
38,600	CA, Inc.	1,195,442
25,645	Check Point Software Technologies, Ltd.*	1,734,371
34,936	Synopsys, Inc.*	1,341,892
		4,271,705
Specialty Retail — 0.5%
11,042	Ross Stores, Inc.	790,055
Textiles, Apparel & Luxury Goods — 2.3%
6,867	PVH Corp.	856,795
15,516	Ralph Lauren Corp.	2,496,990
		3,353,785
Thrifts & Mortgage Finance — 0.9%
52,717	Washington Federal, Inc.	1,228,306
Trading Companies & Distributors — 1.0%
17,134	MSC Industrial Direct Co., Inc. - Class A	1,482,434
Wireless Telecommunication Services — 1.7%
60,469	Rogers Communications, Inc. - Class B	2,506,184
Total Common Stock (cost $110,189,361)		137,635,328
Repurchase Agreement — 4.9%
$ 7,100,000	ING Financial Markets LLC, 0.0400%, dated 3/31/14, maturing 4/1/14 to be repurchased at $7,100,008 collateralized by $8,204,031 in U.S. Treasuries 0.1250% - 3.3750%, 4/17/14 - 2/15/43 with a value of $7,242,163 (cost $7,100,000)	7,100,000
Total Investments (total cost $117,289,361) – 100%		$ 144,735,328

Summary of Investments by Country – (Long Positions)

March 31,2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$135,173,544	93.4%
Canada	6,420,284	4.4
Israel	3,141,500	2.2
Total	$144,735,328	100.0%

††   Includes Cash Equivalents of 4.9%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$137,635,328	$—	$—

Repurchase Agreement	—	7,100,000	—

Total Investment in Securities	$137,635,328	$7,100,000	$—

Janus Aspen Preservation Series - Growth

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount		Value
Common Stock — 91.7%
Aerospace & Defense — 1.8%
473	Precision Castparts Corp.	$ 119,556
Air Freight & Logistics — 0.3%
147	FedEx Corp.	19,486
Beverages — 3.7%
1,349	Diageo PLC	41,847
564	Pernod Ricard SA	65,649
2,881	SABMiller PLC	143,829
		251,325
Biotechnology — 6.9%
95	Alexion Pharmaceuticals, Inc.*	14,452
399	Biogen Idec, Inc.*	122,042
726	Celgene Corp.*	101,350
607	Endo International PLC*	41,671
2,190	Gilead Sciences, Inc.*	155,183
530	Medivation, Inc.*	34,116
		468,814
Chemicals — 1.4%
855	Monsanto Co.	97,273
Commercial Services & Supplies — 1.0%
1,666	Tyco International, Ltd. (U.S. Shares)	70,638
Communications Equipment — 2.7%
790	Motorola Solutions, Inc.	50,789
1,695	QUALCOMM, Inc.	133,668
		184,457
Containers & Packaging — 0.8%
1,012	Ball Corp.	55,468
Electrical Equipment — 2.2%
3,563	Sensata Technologies Holding NV*	151,926
Electronic Equipment, Instruments & Components — 3.3%
1,421	Amphenol Corp. - Class A	130,235
1,503	TE Connectivity, Ltd. (U.S. Shares)	90,495
		220,730
Energy Equipment & Services — 0.8%
912	Dresser-Rand Group, Inc.*	53,270
Food & Staples Retailing — 1.6%
2,117	Whole Foods Market, Inc.	107,353
Health Care Providers & Services — 1.2%
505	Aetna, Inc.	37,860
602	Express Scripts Holding Co.*	45,204
		83,064
Health Care Technology — 0.7%
278	athenahealth, Inc.*	44,547
Hotels, Restaurants & Leisure — 3.1%
19	Chipotle Mexican Grill, Inc.*	10,793
1,088	Dunkin' Brands Group, Inc.	54,596
1,973	Starbucks Corp.	144,779
		210,168
Household Products — 1.4%
1,444	Colgate-Palmolive Co.	93,672
Industrial Conglomerates — 1.6%
1,485	Danaher Corp.	111,375
Information Technology Services — 4.6%
1,416	MasterCard, Inc. - Class A	105,775
1,880	Teradata Corp.*	92,477
512	Visa, Inc. - Class A	110,521
		308,773
Internet & Catalog Retail — 2.9%
207	Amazon.com, Inc.*	69,660
439	Ctrip.com International, Ltd. (ADR)*	22,134
60	priceline.com, Inc.*	71,513
2,600	Rakuten, Inc.	34,692
		197,999
Internet Software & Services — 6.4%
648	eBay, Inc.*	35,796
664	Facebook, Inc. - Class A*	39,999
302	Google, Inc. - Class A*,†	336,582
66	LinkedIn Corp. - Class A*	12,206
169	Twitter, Inc.*	7,887
		432,470
Leisure Products — 0.8%
1,259	Mattel, Inc.	50,499
Machinery — 1.3%
1,203	Colfax Corp.*	85,810
Media — 2.7%
3,853	Twenty-First Century Fox, Inc. - Class A	123,181
761	Walt Disney Co.	60,933
		184,114
Oil, Gas & Consumable Fuels — 2.9%
492	Antero Resources Corp.	30,799
321	EOG Resources, Inc.	62,971
1,428	Noble Energy, Inc.	101,445
		195,215
Pharmaceuticals — 3.5%
19	Jazz Pharmaceuticals PLC*	2,635
562	Johnson & Johnson	55,205
278	Perrigo Co. PLC	42,995
733	Shire PLC	35,983
365	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	48,118
1,858	Zoetis, Inc.	53,771
		238,707
Professional Services — 0.9%
978	Verisk Analytics, Inc. - Class A*	58,641
Real Estate Investment Trusts (REITs) — 2.2%
1,495	American Tower Corp.	122,395
461	Ventas, Inc.	27,923
		150,318
Real Estate Management & Development — 0.5%
1,314	CBRE Group, Inc. - Class A*	36,043
Road & Rail — 4.3%
1,154	Canadian Pacific Railway, Ltd.	172,948
633	Union Pacific Corp.	118,789
		291,737
Semiconductor & Semiconductor Equipment — 4.0%
10,330	ARM Holdings PLC	171,845
5,726	Atmel Corp.*	47,869
2,642	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	52,893
		272,607
Software — 4.6%
726	ANSYS, Inc.*	55,917
8,626	Cadence Design Systems, Inc.*	134,048
73	Informatica Corp.*	2,758
316	Intuit, Inc.	24,563
1,097	Oracle Corp.	44,878
894	Salesforce.com, Inc.*	51,038
		313,202
Specialty Retail — 7.4%
63	AutoZone, Inc.*	33,837
1,800	Home Depot, Inc.	142,434
897	PetSmart, Inc.	61,794
2,711	Sally Beauty Holdings, Inc.*	74,282
1,051	TJX Cos., Inc.	63,743
767	Ulta Salon, Cosmetics & Fragrance, Inc.	74,767
723	Williams-Sonoma, Inc.	48,181
		499,038
Technology Hardware, Storage & Peripherals — 5.2%
650	Apple, Inc.†	348,881
Textiles, Apparel & Luxury Goods — 0.3%
310	NIKE, Inc. - Class B	22,897
Trading Companies & Distributors — 2.1%
563	WW Grainger, Inc.	142,248
Wireless Telecommunication Services — 0.6%
1,302	T-Mobile U.S., Inc.	43,005
Total Common Stock (cost $5,138,679)		6,215,326
U.S. Treasury Notes/Bonds — 0.4%
$15,000	0.8750%, 11/30/16	15,051
15,000	1.3750%, 12/31/18	14,808
Total U.S. Treasury Notes/Bonds (cost $30,005)		29,859
Money Market — 7.9%
534,550	Janus Cash Liquidity Fund LLC, 0.0757%∞,£
	(cost $534,550) 534,550
Capital Protection Agreement - 0%
1	Janus Aspen Preservation Series – Growth with BNP Paribas Prime Brokerage, Inc. Exercise price at 3/31/14 $10.62 – $10.68§ (cost $0)	0
Total Investments (total cost $5,703,234) – 100%		$ 6,779,735

Summary of Investments by Country – (Long Positions)

March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$5,989,797	88.3%
United Kingdom	393,504	5.8
Canada	221,066	3.3
France	65,649	1.0
Taiwan	52,893	0.8
Japan	34,692	0.5
China	22,134	0.3
Total	$6,779,735	100.0%

††	Includes Cash Equivalents of 7.9%.

Schedule of Financial Future – Short

March 31, 2014

Description	Unrealized Appreciation
S&P 500® E-mini expires June 2014 1 contract principal amount $92,813 value $93,230	$ 417

Schedule of OTC Purchased Option – Zero Strike Call

March 31, 2014

Counterparty/ Reference Asset	Premium to be Paid	Value	Unrealized Depreciation
BNP Paribas: BNP IVIX Index expires June 2014 19,215 contracts exercise price $0.00	$ (19,215)	$ 19,073	$ (142)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

† A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Portfolio	Aggregate Value
Janus Aspen Preservation Series - Growth	$ 231,192

∞ Rate shown is the 7-day yield as of March 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Aspen Preservation Series – Growth
Capital Protection Agreement	1/3/12	$0	$0	0.0%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2014. The issuer incurs all registration costs.

£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Except for the value at period end, all other information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 12/31/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Aspen Preservation Series – Growth
Janus Cash Liquidity Fund LLC	98,514	1,717,036	(1,281,000)	$534,550	$ -	$43	$534,550

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$6,215,326	$—	$—

U.S. Treasury Notes/Bonds	—	29,859	—

Money Market	—	534,550	—

Total Investments in Securities	$6,215,326	$564,409	$—

Other Financial Instruments(a) - Assets:
Capital Protection Agreement	$—	$—	$0

Other Financial Instruments(a) – Liabilities:
OTC Purchased Option – Zero Strike Call	$—	$142	$—
Variation Margin Payable	2,210	—	—

(a) Other financial instruments include the capital protection agreement, futures, forward currency, written option, zero strike option, and swap contracts. Forward currency contracts, zero strike options, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from each Portfolio at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Allocation Portfolio – Moderate, Janus Aspen Global Research Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen INTECH U.S. Low Volatility Portfolio, Janus Aspen Janus Portfolio, Janus Aspen Overseas Portfolio, Janus Aspen Perkins Mid Cap Value Portfolio and Janus Aspen Preservation Series – Growth (formerly named Janus Aspen Protected Series – Growth) (individually, a “Portfolio” and collectively, the “Portfolios”). Janus Aspen Global Allocation Portfolio - Moderate operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in other Janus funds (the “underlying funds”). The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust includes twelve Portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act, except for Janus Aspen Forty Portfolio, which is classified as nondiversified. The Portfolios are no-load investments.

Underlying Funds

Janus Aspen Global Allocation Portfolio – Moderate (“the Portfolio”) invests in a variety of underlying funds to pursue its target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Portfolio has a target allocation, which is how the Portfolio’s investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Portfolio’s asset class allocations generally will vary over short-term periods. The Portfolio’s long-term expected average asset allocation is as follows: 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Portfolio’s and the underlying funds’ prospectuses. The Trustees of the underlying Janus funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to fund shareholders.

Capital Protection Agreement for Janus Aspen Preservation Series – Growth

BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer, is the Portfolio’s Capital Protection Provider. Pursuant to the Capital Protection Agreement entered into by the Capital Protection Provider and the Portfolio, the Capital Protection Provider has agreed to provide capital protection to protect against a decrease in the NAV per share for each share class of the Portfolio below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, the Portfolio pays the Capital Protection Provider, under the Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the capital protection fee is based on the aggregate protected assets of the Portfolio rather than on the Portfolio’s total net assets, it can fluctuate between 0.60% and 0.75% of the Portfolio’s total net assets.

BNP Paribas, the Parent Guarantor and the Capital Protection Provider’s ultimate parent company, has provided an irrevocable guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider to pay or deliver payment on its obligations under the Capital Protection Agreement to the extent that the Capital Protection Provider is obligated to pay. The Capital Protection Provider is a subsidiary of the Parent Guarantor and is a U.S. registered broker-dealer. Under the Parent Guaranty, the Parent Guarantor can assert the same defenses, rights, set offs, or counterclaims as the Capital Protection Provider would have under the Capital Protection Agreement.

Neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to the Portfolio. The Settlement Amount under the Capital Protection Agreement is owed directly to the Portfolio and not the Portfolio’s investors. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider or the Parent Guarantor. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement or the Parent Guaranty.

The Capital Protection Agreement is valued at the greater of $0.00 or the Protected NAV less the NAV per share, which approximates fair value.

The Protected NAV for each share class as well as the percentages of Portfolio assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus website at janus.com/variable-insurance. Please refer to the Prospectus for information regarding how the Protection works in the event it is triggered and the Portfolio proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

The following accounting policies have been followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolios are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). Each Portfolio will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Portfolios use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of March 31, 2014. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of March 31, 2014, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board (“FASB”) standard guidance, the Portfolios utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Portfolios' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, certain American Depositary Receipts (“ADRs”), certain Global Depositary Receipts (“GDRs”), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Portfolios use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolios since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2014 to value the Portfolios’ investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedules of Investments.

FASB Accounting Standards Update “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Portfolios shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Portfolios may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Portfolios are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Portfolios when measuring fair value (for example, when a Portfolio uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Portfolios cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Portfolios.

In addition, the Accounting Standards Update requires the Portfolios to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized within Level 3 of the fair value hierarchy. The Portfolios did not hold a material amount of Level 3 securities as of March 31, 2014.

There were no transfers in or out of Level 1, Level 2 and Level 3 during the period.

The Portfolios recognize transfers between the levels as of the beginning of the fiscal year.

Derivative Instruments

The Portfolios may invest in various types of derivatives, which may at times result in significant derivative exposure. Janus Aspen INTECH U.S. Low Volatility Portfolio may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Portfolios during the period ended March 31, 2014 is discussed in further detail below.

The Portfolios may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Portfolios invest in a derivative for speculative purposes, the Portfolios will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolios may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Portfolios’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolios to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolios may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio.

•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Portfolio’s NAV to likewise decrease, and vice versa.

•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolios may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolios are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolios may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolios are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Portfolios may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e. treated as realized and subject to distribution) for federal income tax purposes at fiscal year end. Securities held by the Portfolios that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Portfolios’ futures commission merchant.

With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Portfolios are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Portfolios may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Portfolios, except Janus Aspen INTECH U.S. Low Volatility Portfolio, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in long-term equity anticipation securities, which are long-term options contracts that can be maintained for a period of up to three years. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

Janus Aspen Preservation Series –Growth may also utilize swaps, options, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under the Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Portfolios may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier”. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolios to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by having the counterparty post collateral to cover the Portfolios' exposure to the counterparty.

Holdings of the Portfolios designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the period ended March 31, 2014 is indicated in the table below:

Put Options	Number of Contracts	Premiums Received
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2013	125	$ 31,525
Options written	463	103,075
Options closed	(100)	(24,200)
Options expired	-	-
Options exercised	-	-
Options outstanding at March 31, 2014	488	$ 110,400

Put Options	Number of Contracts	Premiums Received
Janus Aspen Janus Portfolio
Options outstanding at December 31, 2013	1,715	$168,070
Options written	1,557	260,019
Options closed	(1,715)	(168,070)
Options expired	-	-
Options exercised	-	-
Options outstanding at March 31, 2014	1,557	$ 260,019

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Portfolios, with the exception of Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices or interest rates. The Portfolios are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Portfolios’ maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral to the Portfolios to cover the Portfolios’ exposure to the counterparty.

Additional Investment Risk

As with all investments, there are inherent risks when investing in Janus Aspen Preservation Series – Growth. Janus Aspen Preservation Series – Growth’s participation in the Capital Protection Agreement also subjects Janus Aspen Preservation Series – Growth to certain risks not generally associated with equity funds, including, but not limited to, allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, underperformance risk and counterparty risk. For information relating to these and other risks of investing in Janus Aspen Preservation Series – Growth as well as other general information about Janus Aspen Preservation Series – Growth, please refer to Janus Aspen Preservation Series – Growth’s Prospectuses and statements of additional information.

The Portfolios, particularly Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. Janus Aspen INTECH U.S. Low Volatility Portfolio does not intend to invest in these types of bonds.

The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding each could also negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries are impacting many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including a Portfolio, may not be fully known for some time. For Janus Aspen Preservation Series - Growth, redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class may fall below its Protected NAV. If this happens, it is expected that Janus Aspen Preservation Series - Growth will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and will proceed with the liquidation process as soon as possible (expected to occur as soon as practicable within 120 days) following the event. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Act is dramatically changing the way in which the U.S. financial system is supervised and regulated. The Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector including the investment management industry. Many provisions of the Dodd-Frank Act will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and regulations under the Dodd-Frank Act, on the Portfolios and the investment management industry as a whole is not yet certain.

A number of countries in the European Union (“EU”) have experienced severe economic and financial difficulties. As a result, financial markets in the EU have been subject to extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructuring by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

A shareholder’s ability to receive the Protected NAV from Janus Aspen Preservation Series – Growth is dependent on Janus Aspen Preservation Series – Growth’s ability to collect any settlement from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty.

Portfolio transactions involving a counterparty, such as the Capital Protection Provider for Janus Aspen Preservation Series - Growth, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. As such, Janus Aspen Preservation Series – Growth’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

A Portfolio may also be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Portfolio's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For Janus Aspen Preservation Series - Growth, under the terms of the Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of Janus Aspen Preservation Series - Growth, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Portfolio; (ii) any trade or pricing error of Janus Aspen Preservation Series - Growth; and (iii) any realized or unrealized losses on any investment of Janus Aspen Preservation Series - Growth in money market funds.

Emerging Market Investing

Each Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.”Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Portfolios' investments. In addition, the Portfolios’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolios’ investments. To the extent that a Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Portfolio invests in Chinese local market securities (also known as “A Shares”).

Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of Janus Aspen Balanced Portfolio’s and/or Janus Aspen Flexible Bond Portfolio’s total assets. Below are descriptions of the types of loans held by Janus Aspen Balanced Portfolio and/or Janus Aspen Flexible Bond Portfolio at period end.

•	Bank Loans

Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. A Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

•	Floating Rate Loans

Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

•	Mezzanine Loans

Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolios may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolios’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in the Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Portfolios’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Portfolios may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real-estate backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

Repurchase agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, certain Portfolios may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or sub custodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions.  Each Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolios and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolios and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolios may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Short Sales

The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain, for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen Global Allocation Portfolio – Moderate and Janus Aspen INTECH U.S. Low Volatility Portfolio, may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Portfolio's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Portfolios may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolios will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolios pay stock loan fees on assets borrowed from the security broker.

The Portfolios may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolios to similar risks. To the extent that the Portfolios enter into short derivative positions, the Portfolios may be exposed to risks similar to those associated with short sales, including the risk that the Portfolios' losses are theoretically unlimited.

Sovereign Debt

A Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolios may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2014 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Aspen Balanced Portfolio	$ 1,117,071,459	$ 276,385,493	$ (4,286,695)	$ 272,098,798
Janus Aspen Enterprise Portfolio	409,697,548	286,768,153	(2,456,023)	284,312,130
Janus Aspen Flexible Bond Portfolio	452,550,008	10,166,829	(1,766,244)	8,400,585
Janus Aspen Forty Portfolio	637,053,670	175,907,180	(9,739,101)	166,168,079
Janus Aspen Global Allocation Portfolio – Moderate	10,095,061	432,704	(42,491)	390,213
Janus Aspen Global Research Portfolio	652,114,100	143,226,565	(14,166,023)	129,060,542
Janus Aspen Global Technology Portfolio	114,224,121	36,769,488	(1,904,091)	34,865,397
Janus Aspen INTECH U.S. Low Volatility Portfolio	246,599,942	21,068,383	(1,971,802)	19,096,581
Janus Aspen Janus Portfolio	452,364,879	145,093,389	(3,029,511)	142,063,878
Janus Aspen Overseas Portfolio	1,451,513,413	281,060,470	(322,804,543)	(41,744,073)
Janus Aspen Perkins Mid Cap Value Portfolio	117,360,498	27,777,218	(402,388)	27,374,830
Janus Aspen Preservation Series – Growth	5,736,077	1,076,733	(33,075)	1,043,658

Information on the tax components of securities sold short as of March 31, 2014 are as follows:

Portfolio	Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net (Appreciation)
Janus Aspen Global Technology Portfolio	$ (921,102)	$ (127,206)	$ 46,653	$ (80,553)

Subsequent Events

Effective January 28, 2014, Janus Aspen Protected Series – Growth changed its name to Janus Aspen Preservation Series – Growth.

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2014 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolios’ filings.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as ameneded ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By:	/s/ Robin C. Beery Robin C. Beery, President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robin C. Beery Robin C. Beery, President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 30, 2014

By:	/s/ Jesper Nergaard
Jesper Nergaard,
Vice President, Chief Financial Officer, Treasurer and Principal
Accounting Officer of Janus Aspen Series
(Principal Accounting Officer and Principal Financial Officer)

Date: May 30, 2014